As filed with the Securities and Exchange Commission on November 1, 2000.

                                                               File No. 2-10103

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

          Pre-Effective Amendment No. ______

          Post-Effective Amendment No. ______


                         FRANKLIN GROWTH AND INCOME FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                                 --------------
                  (Registrant's Area Code and Telephone Number)


                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 ----------------------------------------------
    (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                      Code)

                  MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD.
                  --------------------------------------------
                               SAN MATEO, CA 94404
                               -------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December 1, 2000, pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest, par value $.01 per share, of Franklin Growth and Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                        FRANKLIN ASSET ALLOCATION FUND

                       IMPORTANT SHAREHOLDER INFORMATION

These materials are for a special shareholders' meeting scheduled for January 29, 2001 at 1:00 p.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page 3 of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).


                         TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.


                      This page intentionally left blank.


Dear Shareholders:

    Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Franklin Asset Allocation Fund ("Asset Allocation Fund"). The Meeting is scheduled for January 29, 2001 at 1:00 p.m. Pacific time at the offices of the Fund at 777 Mariners Island Boulevard, San Mateo, California 94404. The accompanying materials describe an important proposal that may affect the future of your Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                        RETURN THE ENCLOSED PROXY CARD

    This meeting is very important to the Fund's future. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Asset Allocation Fund being exchanged for those of a fund called Franklin Growth and Income Fund ("Growth and Income Fund"). If the shareholders of Asset Allocation Fund approve the proposal, you will receive shares of Growth and Income Fund equal in value to your investment in Asset Allocation Fund. You will no longer be a shareholder of Asset Allocation Fund, and you will instead be a shareholder of Growth and Income Fund. Asset Allocation Fund will no longer exist after the reorganization is completed.

    The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

    The Trustees recommend this transaction because the projected growth in assets of Asset Allocation Fund was not sufficient to provide competitive performance and high quality service to shareholders over the long term. Asset Allocation Fund and Growth and Income Fund are both managed by Franklin Advisers, Inc. ("Advisers"). Growth and Income Fund has investment goals and investment policies that are similar to those of Asset Allocation Fund, and is a larger fund that may be better able to obtain cost savings for shareholders.

    Please take the time to review this document and vote now. THE TRUSTEES OF THE FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

       o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

       o Sign and return your card promptly.

       o You may also vote by telephone or over the Internet.

       o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                   Sincerely,





                                   Edward B. Jamieson
                                   President


                      This page intentionally left blank.



                        FRANKLIN ASSET ALLOCATION FUND
                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777


                    NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                        TO BE HELD ON JANUARY 29, 2001

To the Shareholders of Franklin Asset Allocation Fund:

    NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Franklin Asset Allocation Fund ("Asset Allocation Fund") will be held at the offices of Asset Allocation Fund, 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on January 29, 2001 at 1:00 p.m. Pacific time. The Meeting is being called for the following purpose:

    To approve or disapprove an Agreement and Plan of Reorganization between Asset Allocation Fund and Franklin Growth and Income Fund ("Growth and Income Fund") that provides for the acquisition of substantially all of the assets of Asset Allocation Fund by Growth and Income Fund in exchange for shares of Class A of Growth and Income Fund and shares of Class C of Growth and Income Fund, the distribution of such shares to the shareholders of Asset Allocation Fund, and the liquidation and dissolution of Asset Allocation Fund.

    In addition, shareholders will be asked to grant the proxyholders the authority to vote upon any other business which may legally come before the Meeting or any adjournment thereof.

    The Agreement and Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/
Proxy Statement.

    Shareholders of record as of the close of business on November 28, 2000, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                   By Order of the Board of Trustees,

                                   Murray L. Simpson
                                   Secretary

San Mateo
December [    ], 2000

-------------------------------------------------------------------------------
THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM
MAY BE ENSURED.
-------------------------------------------------------------------------------



PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS
PAGE

COVER PAGE                                                                 Cover

SUMMARY
    What proposal am I voting on?
    How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment goals and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about the shares of Growth and Income Fund? What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
    Are there any significant differences between the investment goals and strategies of the Funds?
    How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

TABLE OF CONTENTS (CONTINUED)
PAGE

VOTING INFORMATION

   How many votes are necessary to approve the Plan?
   How do I ensure my vote is accurately recorded?
   Can I revoke my proxy?
   What other matters will be voted upon at the Meeting?
   Who is entitled to vote?
   What other solicitations will be made?
   Are there dissenters' rights?

INFORMATION ABOUT GROWTH AND INCOME FUND

INFORMATION ABOUT ASSET ALLOCATION FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
    EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION           A-1
    EXHIBIT B - PROSPECTUS OF FRANKLIN GROWTH AND INCOME FUND - CLASS A, B & C
         DATED NOVEMBER 1, 2000 (ENCLOSED)
    EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN GROWTH AND INCOME
FUND
         DATED JUNE 30, 2000 (ENCLOSED)



                      This page intentionally left blank.



                        PROSPECTUS AND PROXY STATEMENT

                            DATED NOVEMBER 28, 2000
                         ACQUISITION OF THE ASSETS OF
                        FRANKLIN ASSET ALLOCATION FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000


          BY AND IN EXCHANGE FOR CLASS A SHARES AND CLASS C SHARES OF
                        FRANKLIN GROWTH AND INCOME FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000


    This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Asset Allocation Fund ("Asset Allocation Fund") to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Asset Allocation Fund vote to approve the Plan, the net assets of Asset Allocation Fund will be acquired by, and in exchange for, shares of Franklin Growth and Income Fund ("Growth and Income Fund").

    The Meeting will be held at the principal offices of Asset Allocation Fund, which are located at 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on January 29, 2001 at 1:00 p.m. Pacific time. The Board of Trustees of Asset Allocation Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about
December [     ], 2000.

    If Asset Allocation Fund shareholders vote to approve the Plan, you will receive Class A shares of Growth and Income Fund ("Growth and Income Fund Class A shares") equal in value to your investment in Class A shares of Asset Allocation Fund ("Asset Allocation Fund Class A shares"), or Class C shares of Growth and Income Fund ("Growth and Income Fund Class C shares") equal in value to your investment in Class C shares of Asset Allocation Fund ("Asset Allocation Fund Class C shares"). Asset Allocation Fund will then be liquidated and dissolved.

    The investment goals of Growth and Income Fund and Asset Allocation Fund (individually, a "Fund" and collectively, the "Funds") are similar, but not identical. Asset Allocation Fund's principal investment goal is total return. Growth and Income Fund's principal investment goal is capital appreciation, with current income as a secondary goal. Other differences between the Funds are that: (i) Growth and Income Fund normally invests at least 65% of its assets in equity securities, while Asset Allocation Fund does not have a stated percentage requirement, but generally invests a majority of its assets in equity securities; (ii) Asset Allocation Fund normally invests more of its assets in debt securities than does Growth and Income Fund; (iii) Asset Allocation Fund can invest up to 25% of its assets in foreign securities, while Growth and Income does not have a limitation on foreign securities investments; and (iv) Asset Allocation specifies that a majority of its assets are invested in stocks listed in the S&P500(R) Index or the S&P400(R) Index, while Growth and Income does not have this specification (although it also invests a portion of its portfolio in stocks listed in these indexes).

    This Prospectus/Proxy Statement gives the information about the proposed reorganization, and Class A shares and Class C shares of Growth and Income Fund, that you should know before investing. You should retain it for future reference. Additional information about Growth and Income Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_| The Prospectus of Growth and Income Fund - Class A, B & C dated November 1, 2000 (the "Growth and Income Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

|_| The Annual Report to Shareholders of Growth and Income Fund dated June 30, 2000, which contains financial and performance information for Growth and Income Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

|_|   A Statement of Additional Information dated November [    ], 2000
      relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

|_| The Prospectus of Asset Allocation Fund - Class A&C dated May 1, 2000, as supplemented September 1, 2000 and September 26, 2000, (the " Asset Allocation Fund Prospectus"), Asset Allocation Fund's Annual Report to Shareholders dated December 31, 1999, and Asset Allocation Fund's Semiannual Report to Shareholders dated June 30, 2000, which contains financial and performance information for Asset Allocation Fund, are on file with the SEC (File nos. 2-12647 and 811-730) and are incorporated by reference into this Prospectus/Proxy Statement.

    You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to either Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                     SUMMARY

    This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Growth and Income Fund Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Growth and Income Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

    At a meeting held on September 26, 2000, the Board of Trustees of Asset Allocation Fund approved the Plan and determined to recommend that shareholders of Asset Allocation Fund vote to approve the Plan. If shareholders of Asset Allocation Fund vote to approve the Plan, it will result in the transfer of the net assets of Asset Allocation Fund to Growth and Income Fund, in exchange for an equal value of shares of Growth and Income Fund. The shares of Growth and Income Fund will then be distributed to Asset Allocation Fund shareholders and Asset Allocation Fund will be liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Asset Allocation Fund and will become a shareholder of Growth and Income Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

    This means that your shares of Asset Allocation Fund will be exchanged for an equal value of shares of Growth and Income Fund. You will receive Class A shares of Growth and Income Fund equal in value to your investment in Class A shares of Asset Allocation Fund. You will receive Class C shares of Growth and Income Fund equal in value to your investment in Class C shares of Asset Allocation Fund.

    Growth and Income Fund is a Franklin Templeton Investments mutual fund. It is managed by Advisers. It has an investment goal and policies that are similar, but not identical, to those of Asset Allocation Fund. For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of Asset Allocation Fund has determined that the Transaction is in the best interests of the shareholders of Asset Allocation Fund. Each Fund's Board of Trustees also concluded that no dilution in value would result to the shareholders of Asset Allocation Fund or Growth and Income Fund, as a result of the Transaction.



                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                     VOTE TO APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares of Asset Allocation Fund at the close of business on November 28, 2000 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Asset Allocation Fund outstanding and entitled to vote must be voted in favor of the Plan.

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.


                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    The principal differences in investment strategies and the policies of the Funds are the extent to which their investments focus on equity securities, the size of the companies in which the Funds invest and the extent to which their investments are focused on particular sectors.

    Asset Allocation and Growth and Income have similar investment objectives. Asset Allocation's investment objective is to provide investors with total return. Growth and Income's investment objective is capital appreciation, with a secondary goal of providing current income return through the receipt of dividends or interest from its investments.

    Growth and Income Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies that trade on a securities exchange or in the over-the-counter market. These companies may be of any market capitalization value. The Fund's primary investments are in common stock. The Fund may invest a portion of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S., as well as American, European, and Global Depositary Receipts. Depending on current market conditions, the Fund may invest a portion of its total assets in other securities, including debt securities and real estate investment trusts (REITs).

    Asset Allocation Fund seeks to achieve its investment goal by investing, under normal market conditions, mainly in equity and debt securities. A majority of Asset Allocation's investments are in stocks listed in the S&P500(R) Index or the S&P400(R) Index. The Fund may also invest in securities
of smaller companies, which may not be included in these indices.   The Fund
generally invests in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as well as in investment grade corporate debt securities or unrated securities the Fund's manager
determines are comparable.    Asset Allocation Fund may invest up to 25% of
its net assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S., as well as American, European, and Global Depositary Receipts. The Fund may also invest in convertible preferred stock or convertible debt securities.

    For more information about the investment goals and policies of the Funds, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

    Investments in Growth and Income Fund and Asset Allocation Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, nor that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in stocks.

    Growth and Income Fund may invest a more significant portion of its assets in companies falling within the small-cap (less than $1.5 billion) and mid-cap (less than $8 billion) ranges than Asset Allocation Fund. Thus,
Growth and Income Fund may place greater emphasis upon investments in small cap companies that may be relatively new or unseasoned companies. Growth and Income Fund's investments in the securities of new or unseasoned companies may present greater risks than the securities found in the S&P 500(R) Index or the S&P 400(R) Index in which Asset Allocation Fund generally invests.

    Growth and Income Fund may concentrate its investments in one or a few sectors, such as technology companies, to a greater extent than Asset Allocation Fund. To the extent that Growth and Income Fund has significant investments in one or a few sectors, it is subject to more risk than a fund that maintains broad sector diversification.

    For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

    The management of the business and affairs of each Fund is the responsibility of each Fund's respective Board of Trustees. Both Funds are open-end, registered management investment companies, commonly referred to as "mutual funds." Growth and Income Fund was organized as a Delaware business trust on March 21, 2000 and is registered with the SEC. Asset Allocation Fund was organized as a Delaware business trust on July 24, 1996 and is also registered with the SEC.

    Advisers manages the assets and makes the investment decisions for both Funds. Advisers is a wholly-owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and its affiliates serve as investment manager or administrator to 52 registered investment companies, with approximately 156 U.S.-based funds or series. They have over $236 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

    The team responsible for the day-to-day management of Growth and Income Fund's portfolio is:

    SERENA PERIN VINTON CFA, VICE PRESIDENT OF ADVISERS. Ms. Perin has been a manager of the Fund since 1996. She joined Franklin Templeton Investments in 1991.

    EDWARD D. PERKS CFA, VICE PRESIDENT OF ADVISERS. Mr. Perks has been a manager of the Fund since July 2000. He joined Franklin Templeton Investments in 1992.

    CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS. Mr. Herrmann has been a manager of the Growth and Income Fund since 1993. He joined the Franklin Templeton Group in 1989.

    Growth and Income Fund and Asset Allocation Fund each has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.625 of 1% of the value of its average daily net assets up to and including $100 million; 0.50 of 1% of the value of its average daily net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of its average daily net assets over $250 million. Each class of Growth and Income Fund and Asset Allocation Fund pays its proportionate share of the management fee.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

                                                 FEE TABLE FOR
                               ASSET ALLOCATION FUND AND GROWTH AND INCOME FUND

                                                             ACTUAL+                  PROJECTED++

                                                                                   GROWTH AND INCOME
                                                 ASSET ALLOCATION  GROWTH AND INCOME     FUND -
                                                      FUND -            FUND -           CLASS A
                                                      CLASS A           CLASS A    AFTER TRANSACTION
---------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
     Maximum Sales Charge
     (as a percentage of Offering Price)              5.75%             5.75%            5.75%
        Paid at time of purchase1                     5.75%             5.75%            5.75%
        Paid at time of redemption2                    None              None             None
     Exchange Fee (per transaction)                    None              None             None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
     Management Fees                                  0.60%             0.48%            0.48%
     Distribution and service (12b-1) Fees            0.25%             0.24%            0.24%
     Other Expenses                                   0.25%             0.19%            0.19%
     Total Annual Fund Operating Expenses             1.10%             0.91%            0.91%
---------------------------------------------------------------------------------------------------------------

                                                             ACTUAL+                  PROJECTED++
                                                                                   GROWTH AND INCOME
                                                 ASSET ALLOCATION  GROWTH AND INCOME     FUND -
                                                      FUND -            FUND -           CLASS C
                                                      CLASS C           CLASS C    AFTER TRANSACTION
---------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
     Maximum Sales Charge
     (as a percentage of Offering Price)              1.99%             1.99%            1.99%
        Paid at time of purchase1                     1.00%             1.00%            1.00%
        Paid at time of redemption2                   0.99%             0.99%            0.99%
     Exchange Fee (per transaction)                    None              None             None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
     Management Fees                                  0.60%             0.48%            0.48%
     Distribution and service (12b-1) Fees            1.00%             1.00%            1.00%
     Other Expenses                                   0.25%             0.19%            0.19%
     Total Annual Fund Operating Expenses             1.85%             1.67%            1.67%
---------------------------------------------------------------------------------------------------------------

+Information for Asset Allocation Fund is provided for the 12 month period ended June 30, 2000. Information for Growth and Income Fund shares is provided for the fiscal year ended June 30, 2000.
++Projected expenses based on current and anticipated Growth and Income Fund expenses.
*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Growth and Income Fund or shares of Asset Allocation Fund. Although Class C has a lower front-end sales charge than Class A, its Rule 12b-1 fees are higher. Over time you may pay more for Class C shares. Please see "Your Account - Choosing a Share Class" in the Prospectus of Growth and Income Fund ("Growth and Income Fund Prospectus").
2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year and any Class C purchase if you sell the shares within 18 months. See "Your Account - Contingent Deferred Sales Charge" in the Growth and Income Fund Prospectus for details.
EXAMPLE

    Assumes the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a Fund.

CLASS A                                                  1 YEAR*   3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------
Asset Allocation Fund                                     $681      $905     $1,146   $1,848
Growth and Income Fund                                    $663      $848     $1,050   $1,630
Projected Growth and Income Fund (after Transaction)      $663      $848     $1,050   $1,630

CLASS C
                                                         1 YEAR ** 3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------------------------
Asset Allocation Fund                                     $384      $676     $1,091   $2,247
Growth and Income Fund                                    $367      $621       $998   $2,056
Projected Growth and Income Fund (after Transaction)      $367      $621       $998   $2,056

*Assumes a CDSC will not apply.

**For the same Class C investment, you would pay projected expenses of $286 for Asset Allocation Fund, $268 for Growth and Income Fund, and $269 for Growth and Income Fund after the Transaction if you did not sell your shares at the end of the first year. The expenses for the remaining periods would be the same.

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

    The Growth and Income Fund Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Growth and Income Fund. The Annual Report to Shareholders also has discussions of Growth and Income Fund's performance during the fiscal year ended June 30, 2000.

    The Asset Allocation Fund Prospectus, as well as the Annual and Semi Annual Reports for Asset Allocation Fund, contain more financial information about Asset Allocation Fund. These documents are available free of charge upon request (see the section "Information About Asset Allocation Fund").



WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the same service providers for the following services:

    TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the Funds.

    Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of both Funds.

    ADMINISTRATIVE SERVICES. FT Services, a wholly-owned subsidiary of Resources, provides certain administrative facilities and services to Growth and Income Fund and Asset Allocation Fund under the same terms and conditions.

    DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for both Funds.

    DISTRIBUTION AND SERVICE (12B-1) FEES. Both Funds have distribution or "Rule 12b-1" plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

    Each of Growth and Income Fund and Asset Allocation Fund's Class A plans may pay up to 0.25% per year of Class A's average daily net assets. Each of Growth and Income Fund and Asset Allocation Fund's Class C plans may pay up to 1.00% per year of Class C's average daily net assets.

    For more information regarding Growth and Income Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated November 1, 2000.

    PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Growth and Income Fund and Asset Allocation Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. The maximum sales charge imposed on purchases of Class C shares of Growth and Income Fund and Asset Allocation Fund is 1.00%. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

    You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 12 months of purchase. There is also a 1% Contingent Deferred Sales Charge on any Class C shares you sell within 18 months of purchase. The Contingent Deferred Sales Charge for each Fund's Class C shares is waived in certain circumstances. Growth and Income Fund shares acquired by Asset Allocation Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Asset Allocation Fund shares were subject to a CDSC.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Growth and Income Fund are outlined in the Growth and Income Fund Prospectus under the heading "Your Account." The accompanying Growth and Income Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for both Funds.

    DIVIDENDS AND DISTRIBUTIONS. The Growth and Income Fund intends to pay a dividend at least quarterly representing substantially all of its net investment income. Capital gains, if any, may be distributed annually. Asset Allocation Fund also intends to pay a dividend at least quarterly representing substantially all of its net investment income, but will distribute capital gains, if any, twice a year. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

    For more information about the tax implications of investments in the Growth and Income Fund, see the attached Growth and Income Fund Prospectus under the heading "Distributions and Taxes."


                          REASONS FOR THE TRANSACTION

    The Board of Trustees of Asset Allocation Fund has recommended the Transaction in order to combine Asset Allocation Fund with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

    The Plan was presented to the Board of Trustees of Asset Allocation Fund at a meeting held on September 26, 2000. At the meeting, the Board of Trustees reviewed the potential benefits and costs to shareholders of Asset Allocation Fund; the expense ratios of Growth and Income Fund and Asset Allocation Fund; the comparative investment performance of Growth and Income Fund and Asset Allocation Fund; the compatibility of the investment goals, policies, restrictions and investments of Asset Allocation Fund with those of Growth and Income Fund; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Trustees of Asset Allocation Fund noted that the expenses of the Transaction will be shared one-quarter by Asset Allocation Fund, one-quarter by Growth and Income Fund, and one-half by Advisers.

    The Board of Trustees of Asset Allocation Fund, including a majority of the trustees who are not interested persons of either Fund ("Independent Trustees"), concluded that the Transaction is in the best interests of the shareholders of Asset Allocation Fund and that no dilution of value would result to the shareholders of Asset Allocation Fund from the Transaction, approved the Plan and recommended that shareholders of Asset Allocation Fund vote to approve the Transaction.

    The Board of Trustees of Growth and Income Fund, including a majority of Independent Trustees, approved the Plan on September 26, 2000. The Board of Trustees of Growth and Income Fund concluded that the Transaction is in the best interests of the shareholders of Growth and Income Fund and that no dilution of value would result to the shareholders of Growth and Income Fund from the Transaction.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

    If shareholders of Asset Allocation Fund do not approve the Plan, the Board of Trustees will consider other possible courses of action for Asset Allocation Fund, including liquidation and dissolution.


                       INFORMATION ABOUT THE TRANSACTION

    This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

    If the shareholders of Asset Allocation Fund approve the Plan, the Transaction will take place after various conditions are satisfied by Asset Allocation Fund and Growth and Income Fund, including the preparation of certain documents. The Trust will determine a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Asset Allocation Fund do not approve the Plan, the Transaction will not take place.

    If shareholders of Asset Allocation Fund approve the Plan at the Meeting, shares of Asset Allocation Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions.

    If the shareholders of Asset Allocation Fund approve the Plan, Asset Allocation Fund will deliver to Growth and Income Fund substantially all of its assets on the closing date, which is scheduled for February 8, 2001 or such later date as the Funds may agree. In exchange, shareholders of Asset Allocation Fund will receive Class A shares and Class C shares of Growth and Income Fund that have a value equal to the dollar value of the assets delivered to Asset Allocation Fund. The stock transfer books of Asset Allocation Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Asset Allocation Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Growth and Income Fund.

    To the extent permitted by law, the Funds may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Asset Allocation Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

    The expenses resulting from the Transaction will be paid one-quarter by Asset Allocation Fund, one-quarter by Growth and Income Fund, and one-half by Advisers, the investment manager for both Funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?
    The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Asset Allocation Fund and Growth and Income Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Funds, that shareholders of Asset Allocation Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Asset Allocation Fund for shares of Growth and Income Fund and that neither Growth and Income Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of Asset Allocation Fund.

    You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF GROWTH AND INCOME FUND?

    Class A shares and Class C shares of Growth and Income Fund will be distributed to shareholders of the Asset Allocation Fund's Class A shares and Class C shares, respectively, and will have the same legal characteristics as the shares of Asset Allocation Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Former shareholders of Asset Allocation Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Growth and Income Fund until Asset Allocation Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of October 10, 2000, the capitalization of Class A and C shares of Asset Allocation Fund and the Class A and C shares of Growth and Income Fund. The table also shows the projected capitalization of Growth and Income Fund Class A and C shares as adjusted to give effect to the proposed Transaction. The capitalization of Growth and Income Fund and its classes is likely to be different when the Transaction is consummated.

                                                                                 GROWTH AND INCOME FUND -
                                                 ASSET ALLOCATION  GROWTH AND INCOME  PROJECTED AFTER
                                                       FUND              FUND           TRANSACTION
                                                    (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
---------------------------------------------------------------------------------------------------------
      Net assets (all classes) (millions)                 $169              $1,423            $1,592
      Total shares outstanding (all classes)        15,566,625         84,642,0881       100,208,7131
      Class A net assets (millions)                       $159              $1,194            $1,353
      Class A shares outstanding                    14,622,090          70,757,003        80,152,584
      Class A net asset value per share                 $10.84              $16.87            $16.87

      Class C net assets (millions)                        $10                $196              $206
      Class C shares outstanding                       944,535          11,906,035        12,525,599
      Class C net asset value per share                 $10.81              $16.48            $16.48

   1. Growth and Income Fund offers two additional classes of shares, Class B and Advisor Class.


                   COMPARISON OF INVESTMENT GOALS AND POLICIES

    This section describes the key differences between the investment policies of Asset Allocation Fund and Growth and Income Fund, and certain noteworthy differences between the investment goals and policies of the two Funds. For a complete description of Growth and Income Fund's investment policies and risks, you should read the Growth and Income Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

    Asset Allocation's principal investment goal is to provide investors with total return. Growth and Income's principal investment goal is capital appreciation, with a secondary goal of providing current income return through the receipt of dividends or interest from its investments.

    Under normal market conditions, the Growth and Income Fund the Fund invests at least 65% of its assets in equity securities of companies that trade on a securities exchange or in the over-the-counter market. While Asset Allocation Fund does not have a stated percentage amount, it generally invests a majority of its assets in equity securities.

    A majority of Asset Allocation Fund's investments are in stocks listed in the S&P500(R) Index or the S&P400(R) Index. Growth and Income may invest in securities of companies of any size market capitalization (share price multiplied by the number of common stocks outstanding), including a significant portion of its assets in companies falling within the small-cap (less than $1.5 billion) and mid-cap (less than $8 billion) ranges. Growth and Income Fund, however, does not intend to invest more than 25% of its total assets in small-cap companies.

    Growth and Income Fund may concentrate its investments in certain sectors to a greater extent than Asset Allocation Fund. In addition, while both Funds may invest in foreign securities, Asset Allocation may only invest up to 25% of its assets in foreign securities. Growth and Income Fund does not have a stated percentage limitation on foreign investments. Growth and Income Fund also tends to have a lower percentage of its assets invested in debt securities than Asset Allocation Fund.

    There are other differences between the Funds that are of lesser significance.

    For example, Asset Allocation Fund may not invest more than 15% of the Fund's total assets in the securities of all issuers in the aggregate, the respective businesses of which have been in continuous operation for less than three years. As a non-fundamental policy, Asset Allocation Fund has determined to limit such investments to 5% of its total assets. Growth and Income Fund does not have a percentage limitation on such investments.

    Growth and Income Fund may borrow up to 33 1/3% of the value of its total assets, whereas Asset Allocation Fund may not borrow more than 10% of the value of its total assets.

    Growth and Income Fund may invest in securities of companies operating in the real estate industry, including real estate investment trusts (REITs). Growth and Income Fund currently intends to limit these investments to no more than 10% of total assets. Asset Allocation Fund may also invest in REITs, but has no specific limit to any investment it may make in REITs.

    Growth and Income Fund may invest in convertible securities, which are generally debt obligations or preferred stocks that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. The Growth and Income Fund currently intends to limit these investments to no more than 10% of total assets. Asset Allocation Fund may also invest in convertible securities, but has no specific limit to any investment it may make in convertible securities.

    Growth and Income Fund may buy debt securities that are rated Baa by Moody's Investors Service, Inc. (Moody's) or BBB by Standard & Poor's Ratings Group (S&P(R)) or better; or unrated debt that is determined to be of comparable quality. At present, the Growth and Income Fund does not intend to invest more than 5% of its total assets in non-investment grade securities (rated lower than Baa by Moody's or BBB by S&P(R)). Asset Allocation Fund limits its investments in corporate debt to investment grade securities (rated Baa by Moody's Investors Service, Inc. (Moody's) or BBB by Standard & Poor's Ratings Group (S&P(R)) or better) and unrated debt which it determines to be of comparable quality.

    Growth and Income Fund may lend its portfolio securities to qualified banks or broker dealers. Such loans may not exceed 10% of Growth and Income Fund's total assets measured at the time of the most recent loan. Asset Allocation Fund is restricted from lending its assets.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

    Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

    As described below, the Funds have adopted different restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote.

    Asset Allocation Fund may not purchase the securities of any one issuer (except securities issued by the U.S. or any instrumentality thereof) if, immediately after and as a result of such purchase, the market value of the holdings of the Fund in the securities of such issuer would exceed 5% of the market value of the Fund's total net assets. Growth and Income Fund is similarly restricted as to the purchase of a single issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation. In addition, the 5% limitation does not apply to Growth and Income Fund's investments in other investment companies.

    Asset Allocation Fund may not purchase the securities of any issuer if such purchase would cause more than 10% of the outstanding voting securities of such issuer, or more than 10% of the outstanding voting securities of any one class of such issuer, to be held in the Fund's portfolio. Growth and Income Fund is similarly restricted as to the purchase of the outstanding voting securities of a single issuer, but it is not restricted as to any one class of shares and up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation. In addition, the 10% limitation does not apply to Growth and Income Fund's investments in other investment companies.

    Asset Allocation Fund may not purchase any securities on margin or sell securities short. Growth and Income Fund is permitted to sell securities short.

    Growth and Income Fund may purchase shares of money market funds managed by Advisers or its affiliates to the extent permitted by exemption granted under the 1940 Act. Asset Allocation Fund may also purchase securities of money market funds managed by Advisers or its affiliates, but such purchases are subject to several conditions. Asset Allocation's purchases and redemptions of money market fund shares may not be subject to any purchase or redemption fees, its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the fund's shares and the aggregate investments by the Fund in any money market fund may not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

    Growth and Income Fund may invest, without limit, in the securities of issuers which have been in continuous operation for less than three years. Asset Allocation Fund may not invest more than 15% of its total assets in the securities of issuers which have been in continuous operation for less than three years.

    Asset Allocation Fund is limited in its ability to invest in securities issued by companies whose securities are owned in certain amounts by Directors and officers of the Fund, or its investment manager, Advisers. Growth and Income Fund is not similarly restricted.

    Asset Allocation Fund may not borrow money, except as a temporary measure for extraordinary purposes, and then not in excess of 10% of the total assets of the Fund taken at cost or value, whichever is less. Growth and Income Fund is permitted to borrow money from banks or other investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or from any person in a private transaction not intended for public distribution for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the Fund's total assets (including the amount borrowed).

    Growth and Income Fund may participate in an interfund lending program with other Franklin Templeton Funds to the extent permitted under the 1940 Act. Asset Allocation Fund does not yet have this authority.

    Asset Allocation Fund is not permitted to mortgage or pledge any of its assets. Growth and Income Fund is not similarly restricted.

    Both Funds are restricted from acting as an underwriter of securities, except Growth and Income Fund may act as an underwriter to the extent that it may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

    Both Funds also are prohibited from issuing securities senior to their presently authorized shares. However, this restriction does not prohibit Growth and Income Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or
(c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

    Asset Allocation Fund may not purchase or sell any securities other than shares of the Fund from or to Advisers or any officer or director of Advisers. It also may not invest in the securities of companies for the purpose of exercising control. Growth and Income Fund does not have either of these investment restrictions.

    WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    Like all investments, an investment in both Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

    STOCK RISK.

    While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

    SECTOR RISK.

    To the extent that Growth and Income Fund has significant investments in one or a few sectors, such as technology company stocks, it is subject to more risk than a fund that maintains broad sector diversification.

    Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. In addition, the prices of technology issuers may be influenced not only by developments relating to the company, but also to factors that affect the sector, even if those factors are not really relevant to the company.

    Technology companies have not traditionally paid significant dividends. Therefore, to the extent that the Growth and Income Fund's portfolio is heavily weighted in this sector, it will not produce much income, although it is likely to produce income on a level similar to that of comparable funds.

    ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICE COMPANIES RISK. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

    HEALTH TECHNOLOGY COMPANIES RISK. The health technology industry is subject to extensive government regulation and characterized by competition and rapid technological developments. As these factors impact this industry, the value of your shares may fluctuate significantly over relatively short periods of time.

    SMALLER COMPANIES RISK.

    Growth and Income Fund expects to invests a substantial portion of its assets in equity securities of medium and smaller companies and, therefore, it is subject to additional risks associated with those securities. Smaller and new, unseasoned companies may offer substantial opportunities for capital growth, but they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

    Small or new companies also may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. Increases in interest rates also may have a negative effect on smaller companies because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

    FOREIGN SECURITIES RISK.

    Both Funds may invest in foreign securities. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in either Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

    INTEREST RATE RISK.

    Since the Funds can only distribute what they earn, the Funds' distributions to shareholders may decline when interest rates fall. In addition, the Funds' distributions will be affected by the dividend paying characteristics of the equity securities in its portfolio.

    CREDIT RISK.

    This is the possibility than an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of a Fund's shares. As with the interest rate risk, to the extent that Growth and Income Fund invests more of its assets in lower-rated debt securities than Asset Allocation Fund, Growth and Income Fund is exposed to greater credit risk.

    CONVERTIBLE SECURITIES RISK.

    To the extent either Fund invests in convertible securities, it is subject to the risks associated with them. A convertible security has risk characteristics of both equity and debt securities. Its value may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

    DERIVATIVE SECURITIES RISK.

    Options, futures, options on futures, and forward currency contracts are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. A Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent either Fund enters into any of these transactions, their success will depend on the manager's ability to predict market movements.

    ILLIQUID SECURITIES RISK.

    Both Growth and Income Fund and Asset Allocation Fund may invest up to 10% of their net assets in securities that are not readily marketable.
Investments by a Fund in illiquid securities involve the possibility that the securities cannot be readily sold or can only be resold at a price significantly lower than their value, which may have a negative effect on the value of the Fund's shares.


                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

    The affirmative vote of a majority of the total number of shares of Asset Allocation Fund outstanding and entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Asset Allocation Fund held at the close of business on November 28, 2000 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

    Under relevant state law and the Asset Allocation Fund's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You can vote in any one of four ways:

      o  By mail, with the enclosed proxy card.

      o  In person at the Meeting.

      o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

    A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to Asset Allocation Fund expressly revoking your proxy, by signing and forwarding to Asset Allocation Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Board of Trustees of Asset Allocation Fund does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

    Shareholders of record of Asset Allocation Fund on the Record Date will be
entitled to vote at the Meeting. On the Record Date, there were [            ]
outstanding shares of Asset Allocation Fund - Class A and [            ]
outstanding shares of Asset Allocation Fund - Class C.

WHAT OTHER SOLICITATIONS WILL BE MADE?

    Asset Allocation Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Asset Allocation Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Asset Allocation Fund without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Asset Allocation Fund, has engaged Shareholder Communications Corporation to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses ranging between $16,469 and $22,384. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Asset Allocation Fund, one-quarter by Growth and Income Fund, and one-half by Advisers.

ARE THERE DISSENTERS' RIGHTS?

    Shareholders of Asset Allocation Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Growth and Income Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.


                    INFORMATION ABOUT GROWTH AND INCOME FUND

    Information about Growth and Income Fund is included in the Growth and Income Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Growth and Income Fund is included its SAI dated November 1, 2000 which is incorporated into the Prospectus and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Growth and Income Fund at P.O. Box 997151, Sacramento, CA 95899-9983. The Growth and Income Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2000, is attached to and considered a part of this Prospectus/Proxy Statement.

    Growth and Income Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.


                     INFORMATION ABOUT ASSET ALLOCATION FUND

    Information about Asset Allocation Fund is included in the current Asset Allocation Fund Prospectus, as well as Asset Allocation Fund's SAI dated May 1, 2000, and in Asset Allocation Fund's Annual Report to Shareholders dated December 31, 1999 and Semiannual Report dated June 30, 2000. These documents have been filed with the SEC and the Asset Allocation Fund Prospectus, Annual Report, and Semiannual Report are incorporated by reference herein. You may request free copies of these documents and other information relating to Asset Allocation Fund by calling 1-800/DIAL BEN(R) or by writing to Asset Allocation Fund at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Asset Allocation Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.


                           PRINCIPAL HOLDERS OF SHARES

    As of the Record Date, the officers and trustees of Asset Allocation Fund, as a group, owned less than 1% of the outstanding voting shares of Class A or Class C of Asset Allocation Fund. In addition, as of the Record Date, the officers and trustees of Growth and Income Fund, as a group, owned less than 1% of the outstanding voting shares of Class A or Class C of Growth and Income Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of Growth and Income Fund or Asset Allocation Fund.


Name and Address                                            Percentage (%)
-------------------------------------------------------------------------------






                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for both Funds

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, Inc., the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the shareholder servicing and transfer agent to the Funds

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Services, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 5.75% for Class A shares of Growth and Income Fund and for shares of Asset Allocation Fund, and 1.00% for Class C shares of Growth and Income Fund and for shares of Asset Allocation Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

S&P - Standard & Poor's(R) Ratings Group

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


                             EXHIBITS TO PROSPECTUS
                               AND PROXY STATEMENT
Exhibit
-------------------------------------------------------------------------------

   A   Agreement and Plan of Reorganization between Franklin Growth and Income
Fund and Franklin Asset Allocation Fund

   B   Prospectus of Franklin Growth and Income Fund - Class A, B & C dated
November 1, 2000 (enclosed)

   C   Annual Report to Shareholders of Franklin Growth and Income Fund dated
June 30, 2000 (enclosed)


                                    EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this[ ] day of November, 2000, by and between Franklin Asset Allocation Fund ("Asset Allocation Fund"), a business trust created under the laws of the State of Delaware in 1996, and Franklin Growth and Income Fund ("Growth and Income Fund") a business trust created under the laws of the State of Delaware in 2000, each with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404.


                             PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Growth and Income Fund, of substantially all of the property, assets and goodwill of Asset Allocation Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Growth and Income Fund - Class A ("Growth and Income Fund Class A Shares") and full and fractional shares of beneficial interest, par value $0.01 per share, of Growth and Income Fund - Class C ("Growth and Income Fund Class C Shares") (collectively, " Growth and Income Fund Shares"); (ii) the distribution of
(a) Growth and Income Fund Class A Shares to the shareholders of Asset Allocation Fund - Class A shares ("Asset Allocation Fund Class A Shares") and
(b) Growth and Income Fund Class C Shares to the shareholders of Asset Allocation Fund - Class C shares ("Asset Allocation Fund Class C Shares"), according to their respective interests; and (iii) the dissolution of Asset Allocation Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.



                                    AGREEMENT

    In order to consummate the Agreement and Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF ASSET ALLOCATION FUND.

    (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Growth and Income Fund herein contained, and in consideration of the delivery by Growth and Income Fund of the number of Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares hereinafter provided, Asset Allocation Fund agrees that it will convey, transfer and deliver to Growth and Income Fund at the Closing all of Asset Allocation Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Asset Allocation Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as its Board of Trustees shall reasonably deem to exist against Asset Allocation Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Asset Allocation Fund's books (hereinafter "Net Assets"). Asset Allocation Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Asset Allocation Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Growth and Income Fund agrees at the Closing to deliver to Asset Allocation Fund:
(i) the number of Growth and Income Fund Class A Shares, determined by dividing the net asset value per share of the Asset Allocation Fund Class A Shares by the net asset value per share of Growth and Income Fund Class A Shares, and multiplying the result thereof by the number of outstanding Asset Allocation Fund Class A Shares, as of 1:00 p.m. Pacific time on the Closing Date; and (ii) the number of Growth and Income Fund Class C Shares, determined by dividing the net asset value per share of the Asset Allocation Fund Class C Shares by the net asset value per share of Growth and Income Fund Class C Shares, and multiplying the result thereof by the number of outstanding Asset Allocation Fund Class C Shares, as of 1:00 p.m. Pacific time on the Closing Date . All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) Immediately following the Closing, the Asset Allocation Fund shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Growth and Income Fund Shares received by Asset Allocation Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Asset Allocation Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Growth and Income Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Asset Allocation Fund shall be entitled to surrender the same to the transfer agent for Growth and Income Fund in exchange for the number of Growth and Income Fund Shares into which the Asset Allocation Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Growth and Income Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Asset Allocation Fund shall be deemed for all Growth and Income Fund's purposes to evidence ownership of the number of Growth and Income Fund Shares into which the Asset Allocation Fund Shares (which prior to the Closing were represented thereby) have been converted.


2.  VALUATION.

    (a) The value of Asset Allocation Fund's Net Assets to be acquired by Growth and Income Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Asset Allocation Fund's currently effective prospectus.

    (b) The net asset value of a share of beneficial interest of Asset Allocation Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Asset Allocation Fund's currently effective prospectus.

    (c) The net asset value of a share of beneficial interest of Growth and Income Fund Shares shall be determined to the nearest full cent as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Growth and Income Fund's currently effective prospectus.

3. CLOSING AND CLOSING DATE. The Closing Date shall be February 8, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Funds at 2:00 p.m., Pacific time, on the Closing Date. Asset Allocation Fund shall have provided for delivery as of the Closing of those Net Assets of Asset Allocation Fund to be transferred to the account of Growth and Income Fund's Custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, Asset Allocation Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of its Asset Allocation Fund Class A Shares and Asset Allocation Fund Class C Shares and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Growth and Income Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Growth and Income Fund to be delivered to the account of Asset Allocation Fund at said transfer agent registered in such manner as the officers of Asset Allocation Fund may request, or provide evidence satisfactory to Asset Allocation Fund that such Growth and Income Fund Shares have been registered in an account on the books of Growth and Income Fund in such manner as Asset Allocation Fund may request.

4.  REPRESENTATIONS AND WARRANTIES BY GROWTH AND INCOME FUND.

    Growth and Income Fund represents and warrants to Asset Allocation Fund that:

    (a) Growth and Income Fund is a business trust created under the laws of the State of Delaware on March 21, 2000, and is validly existing under the laws of that State. Growth and Income Fund is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end, management investment company and all Growth and Income Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Growth and Income Fund is authorized to issue an unlimited number of shares of beneficial interest of Growth and Income Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Growth and Income Fund is further divided into four classes of shares of which Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares are two, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to each Class of Growth and Income Fund.

    (c) The financial statements appearing in the Growth and Income Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Asset Allocation Fund, fairly present the financial position of Growth and Income Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Growth and Income Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Growth and Income Fund.

    (e) Growth and Income Fund has the necessary power and authority to conduct its business as such business is now being conducted.

    (f) Growth and Income Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (g) Growth and Income Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Growth and Income Fund has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

    (h) Growth and Income Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Growth and Income Fund does not have any unamortized or unpaid organizational fees or expenses.

5.  REPRESENTATIONS AND WARRANTIES BY ASSET ALLOCATION FUND.

    Asset Allocation Fund represents and warrants to Growth and Income Fund that:

    (a) Asset Allocation Fund is a business trust created under the laws of the State of Delaware on July 24, 1996, and is validly existing under the laws of that state. Asset Allocation Fund is duly registered under the 1940 Act as a diversified open-end, management investment company and all Asset Allocation Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Asset Allocation Fund is authorized to issue an unlimited number of shares of beneficial interest of Asset Allocation Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. Asset Allocation Fund is further divided into two classes of shares, Asset Allocation Fund Class A Shares and Asset Allocation Fund Class C Shares, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to each Class of Asset Allocation Fund.

    (c) The financial statements appearing in the Asset Allocation Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1999, audited by PricewaterhouseCoopers, LLP, and the Semiannual Report to Shareholders for the six month period ended June 30, 2000, copies of which have been delivered to Growth and Income Fund, fairly present the financial position of Asset Allocation Fund as of such dates and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Asset Allocation Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Asset Allocation Fund.

    (e) Asset Allocation Fund has the necessary power and authority to conduct its business as such business is now being conducted.

    (f) Asset Allocation Fund is not a party to or obligated under any provision of the its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

    (g) Asset Allocation Fund has elected to be treat as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and Asset Allocation Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

    (h) Asset Allocation Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Asset Allocation Fund does not have any unamortized or unpaid organization fees or expenses.

6.  REPRESENTATIONS AND WARRANTIES BY THE FUNDS.

    Asset Allocation Fund and Growth and Income Fund each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Growth and Income Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its Net Assets in the case of Asset Allocation Fund and its net assets in the case of Growth and Income Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectuses, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Boards of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

    (f) Each Fund anticipates that consummation of this Plan will not cause it to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

    (g) It has the necessary power and authority to conduct its business, as such business is now being conducted.

7.  COVENANTS OF ASSET ALLOCATION FUND AND GROWTH AND INCOME FUND.

    (a) Asset Allocation Fund and Growth and Income Fund each covenant to operate their respective businesses, as presently conducted between the date hereof and the Closing.

    (b) Asset Allocation Fund undertakes that it will not acquire Growth and Income Fund Shares for the purpose of making distributions thereof to anyone other than Asset Allocation Fund's shareholders.

    (c) Asset Allocation Fund undertakes that, if this Plan is consummated, it will liquidate and dissolve Asset Allocation Fund.

    (d) Asset Allocation Fund and Growth and Income Fund each agree that, by the Closing, all of the their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, Asset Allocation Fund will provide Growth and Income Fund a copy of the shareholder ledger accounts, certified by the Asset Allocation Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Asset Allocation Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Growth and Income Fund as a result of the transfer of assets that is the subject of this Plan.

    (f) Asset Allocation Fund agrees to mail to each shareholder of record of entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

    (g) Growth and Income Fund will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Growth and Income Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Asset Allocation Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY ASSET ALLOCATION FUND AND GROWTH AND INCOME FUND.

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary of equivalent officers of each of the Funds.

    (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That this Plan and the Agreement and Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Asset Allocation Fund at an annual or special meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Asset Allocation Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

    (f) That there shall be delivered to Asset Allocation Fund and Growth and Income Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Asset Allocation Fund and Growth and Income Fund, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of Asset Allocation Fund and Growth and Income Fund with regard to matters of fact:

       (1) The acquisition by Growth and Income Fund of substantially all the assets of Asset Allocation Fund as provided for herein in exchange for Growth and Income Fund Shares followed by the distribution by Asset Allocation Fund to its shareholders of Growth and Income Fund Shares in complete liquidation will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Asset Allocation Fund and Growth and Income Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Asset Allocation Fund upon the transfer of substantially all of its assets to Growth and Income Fund in exchange solely for voting shares of Growth and Income Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

       (3) No gain or loss will be recognized by Asset Allocation Fund upon the distribution of Growth and Income Fund Shares to is shareholders pursuant to the liquidation of Asset Allocation Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

       (4) No gain or loss will be recognized by Growth and Income Fund upon the receipt of substantially all of the assets of Asset Allocation Fund in exchange solely for voting shares of Growth and Income Fund (Section 1032(a) of the Code);

       (5) The basis of the assets of Asset Allocation Fund received by Growth and Income Fund will be the same as the basis of such assets to Asset Allocation Fund immediately prior to the exchange (Section 362(b) of the Code);

       (6) The holding period of the assets of Asset Allocation Fund received by Growth and Income Fund will include the period during which such assets were held by Asset Allocation Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized to the shareholders of Asset Allocation Fund Shares upon the exchange of their shares in Asset Allocation Fund for voting shares of Growth and Income Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Growth and Income Fund Shares received by Asset Allocation Fund Shares' shareholders shall be the same as the basis of the Asset Allocation Fund Shares exchanged therefor (Section 358(a)(1) of the
Code);

       (9) The holding period of Growth and Income Fund Shares received by shareholders of Asset Allocation Fund Shares (including fractional shares to which they may be entitled) will include the holding period of the Asset Allocation Fund Shares surrendered in exchange therefor, provided that the Asset Allocation Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Growth and Income Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Asset Allocation Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

    (g) That there shall be delivered to Growth and Income Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Asset Allocation Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Asset Allocation Fund is a business trust organized under the laws of the State of Delaware on July 24, 1996, and is a validly existing business trust and in good standing under the laws of that state;

       (2) Asset Allocation Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Two classes of shares of Asset Allocation Fund have been designated as the Asset Allocation Fund Class A Shares and Asset Allocation Fund Class C Shares, and an unlimited number of shares of beneficial interest of the Trust has been allocated to each Class of Asset Allocation Fund. Assuming that the initial shares of beneficial interest of Asset Allocation Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of Asset Allocation Fund, and that all other outstanding shares of Asset Allocation Fund were sold, issued and paid for in accordance with the terms of Asset Allocation Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Asset Allocation Fund is a diversified open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Asset Allocation Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Asset Allocation Fund, the unfavorable outcome of which would materially and adversely affect Asset Allocation Fund;

       (5) All actions required to be taken by Asset Allocation Fund to authorize this Plan and to effect the Agreement and Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Asset Allocation Fund; and

       (6) Neither the execution, delivery, nor performance of this Plan by Asset Allocation Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Asset Allocation Fund is a party or by which Asset Allocation Fund is otherwise bound; this Plan is the legal, valid and binding obligation of Asset Allocation Fund and is enforceable against Asset Allocation Fund in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Asset Allocation Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Asset Allocation Fund.

    (h) That there shall be delivered to Asset Allocation Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Growth and Income Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Growth and Income Fund is a business trust organized under the laws of the State of Delaware on March 21, 2000 and is a validly existing business trust and in good standing under the laws of that state;

       (2) Growth and Income Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Growth and Income Fund is further divided into four classes of shares of which Growth and Income Fund-Class A Shares and Growth and Income Fund Class C Shares are two, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to each of those Classes of Growth and Income Fund. Assuming that the initial shares of beneficial interest of Growth and Income Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Growth and Income Fund were sold, issued and paid for in accordance with the terms of Growth and Income Fund's prospectus in effect at the time of such sales, each such outstanding share of Growth and Income Fund is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Growth and Income Fund is a diversified open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Growth and Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Growth and Income Fund, the unfavorable outcome of which would materially and adversely affect Growth and Income Fund;

       (5) Growth and Income Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Growth and Income Fund;

       (6) All actions required to be taken by Growth and Income Fund to authorize this Plan and to effect the Agreement and Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Growth and Income Fund;

       (7) Neither the execution, delivery, nor performance of this Plan by Growth and Income Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Growth and Income Fund is a party or by which Growth and Income Fund is otherwise bound; this Plan is the legal, valid and binding obligation of Growth and Income Fund and is enforceable against Growth and Income Fund in accordance with its terms; and

       (8) The registration statement of Growth and Income Fund, of which the prospectus dated November 1, 2000 is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Growth and Income Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Growth and Income Fund.

    (i) That Asset Allocation Fund shall have received a certificate from the President and Secretary of Growth and Income Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading

    (j) That Growth and Income Fund's Registration Statement to be delivered to Asset Allocation Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Growth and Income Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Growth and Income Fund Shares lawfully to be delivered to each holder of Asset Allocation Fund Shares.

    (l) That, at the Closing, there shall be transferred to Growth and Income Fund, aggregate Net Assets of Asset Allocation Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Asset Allocation Fund on the Closing Date.

9. BROKERAGE FEES AND EXPENSES.

    (a) Asset Allocation Fund and Growth and Income Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

    (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Growth and Income Fund, one-quarter by Asset Allocation Fund, and one-half by Franklin Advisers, Inc.

10.    TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Agreement and Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Asset Allocation Fund) prior to the Closing, or the Closing may be postponed as follows:

(1)   by mutual consent of Asset Allocation Fund and Growth and Income Fund;

(2) by Growth and Income Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

(3) by Asset Allocation Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived.

                An election by Growth and Income Fund or Asset Allocation Fund to terminate this Plan and to abandon the Agreement and Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Growth and Income Fund or Asset Allocation Fund.

    (b) If the transactions contemplated by this Plan have not been consummated by June 30, 2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Growth and Income Fund and Asset Allocation Fund.

    (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Asset Allocation Fund nor Growth and Income Fund, nor their trustees, officers, or agents or the shareholders of Asset Allocation Fund or Growth and Income Fund shall have any liability in respect of this Plan.

    (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Agreement and Plan of Reorganization, and neither Asset Allocation Fund nor Growth and Income Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Growth and Income Fund or Asset Allocation Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

    (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Asset Allocation Fund or Growth and Income Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Asset Allocation Fund, unless such terms and conditions shall result in a change in the method of computing the number of Growth and Income Fund Shares to be issued to Asset Allocation Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Asset Allocation Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Asset Allocation Fund shall promptly call a special meeting of the shareholders at which such conditions so imposed shall be submitted for approval.

11.    ENTIRE AGREEMENT AND AMENDMENTS.

    This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.    COUNTERPARTS.

    This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.    NOTICES.

    Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Asset Allocation Fund, at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention: Secretary, or Growth and Income Fund, at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention: Secretary, as the case may be.

14.    GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.


IN WITNESS WHEREOF, Asset Allocation Fund and Growth and Income Fund have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.



                                  FRANKLIN GROWTH AND INCOME FUND
Attest:

_________________________         By:________________________________
Murray L. Simpson                    David P. Goss
Secretary                            Vice President




Attest:


_________________________         By:________________________________
Murray L. Simpson                    David P. Goss
Secretary                            Vice President


                                    EXHIBIT B

                FRANKLIN GROWTH AND INCOME FUND - CLASS A, B & C
                        PROSPECTUS DATED NOVEMBER 1, 2000

The prospectus of Franklin Growth and Income Fund - Class A, B & C dated November 1, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Growth and Income Fund - Class A, B & C dated November 1, 2000, is incorporated by reference to the electronic filing made on October 26, 2000, under File No. 2-10103.

                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                         FRANKLIN GROWTH AND INCOME FUND
                               DATED JUNE 30, 2000

The Annual Report to shareholders of Franklin Growth and Income Fund dated June 30, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Growth and Income Fund dated June 30, 2000, is incorporated by reference to the electronic filing made on September 8, 2000, under File No. 2-10103.





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY
















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
--------------------------------------------------------------------------------

PROXY                                                                     PROXY
                        SPECIAL SHAREHOLDERS' MEETING OF
                         FRANKLIN ASSET ALLOCATION FUND
                                JANUARY 29, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara
J.  Green,  and David P. Goss,  and each of them,  proxies  of the  undersigned with  full  power  of  substitution  to  vote  all  shares  of  Franklin  Asset
Allocation  Fund  (the  "Asset   Allocation  Fund")  that  the  undersigned  is
entitled to vote at the Asset Allocation Fund's Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 1:00 p.m. Pacific time on January 29, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                    VOTE VIA THE INTERNET: WWW.FRANKLIN.COM
                                    VOTE VIA THE TELEPHONE: 1-800-597-7836
                                    CONTROL NUMBER:

                                    Note: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, your
                                    title or capacity should be stated. If
                                    shares are held jointly, each holder must sign.


                                    -----------------------------------
                                    Signature


                                    -----------------------------------
                                    Signature


                                    -----------------------------------
                                    Date

    PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

                            (Please see reverse side)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT






















                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE ASSET ALLOCATION FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE
REORGANIZATION OF THE FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN GROWTH AND INCOME FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE
PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE  BOARD  OF  TRUSTEES  UNANIMOUSLY  RECOMMENDS  THAT  YOU  VOTE IN  FAVOR OF
PROPOSAL 1.

                                                        For    Against   Abstain
1.  To approve and Agreement and Plan of                []      []        []
    Reorganization between Franklin Asset
    Allocation Fund ("Asset Allocation Fund") and Franklin Growth and Income Fund ("Growth and Income Fund"), that provides for the acquisition of substantially all of the assets of the Asset Allocation Fund by Growth and Income Fund in exchange for Class A and C shares of Growth and Income Fund, the distribution of such shares to the shareholders of the Asset
    Allocation Fund, and the dissolution of the Asset
    Allocation Fund (the "Reorganization").

                                                       GRANT   WITHHOLD  ABSTAIN
2.  To grant the proxyholders the authority to           []       []        []
    vote upon any other business which may
    legally come before the Meeting or any
    adjournments thereof.


              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                         FRANKLIN GROWTH AND INCOME FUND
                             DATED NOVEMBER XX, 2000


                                 Acquisition of
                                  the Assets of
                         FRANKLIN ASSET ALLOCATION FUND

                      By and in exchange for shares of the
                         FRANKLIN GROWTH AND INCOME FUND

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Asset Allocation Fund for Class A and C shares of Franklin Growth and Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

           1. Statement of Additional Information of Franklin Growth and Income Fund - Class A, B & C dated November 1, 2000.

           2. Annual Report of Franklin Growth and Income Fund for the fiscal year ended June 30, 2000.

           3. Annual Report of Franklin Asset Allocation Fund for the fiscal year ended December 31, 1999.

           4. Semi-Annual Report of Franklin Asset Allocation Fund for the six months ended June 30, 2000.

           5. Projected (Pro Forma) after Transaction Financial Statements.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated November XX, 2000, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Growth and
Income Fund, 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, CA 94403-7777.
--------------------------------------------------------------------------------
The Statement of Additional Information of Franklin Growth and Income Fund - Class A, B & C dated November 1, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Growth and Income Fund - Class A, B & C dated November 1, 2000, is incorporated by reference to the electronic filing made on October 26, 2000, under File No. 2-10103.

The Annual Report to shareholders of Franklin Growth and Income Fund dated June 30, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Growth and Income Fund dated June 30, 2000, is incorporated by reference to the electronic filing made on September 8, 2000, under File No. 2-10103.

The Annual Report to shareholders of Franklin Asset Allocation Fund dated December 31, 1999, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Asset Allocation Fund dated December 31, 1999, is incorporated by reference to the electronic filing made on March 8, 2000, under File No. 2-12647.

The Semi-Annual Report to shareholders of Franklin Asset Allocation Fund dated June 30, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Asset Allocation Fund dated June 30, 2000, is incorporated by reference to the electronic filing made on September 8, 2000, under File No. 2-12647.

The following are projected (Pro Forma) financial statements that were prepared to indicate the anticipated financial information for Franklin Growth and Income Fund following the completion of the reorganization. They consist of a Combined Pro Forma Statement of Investments, Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; and notes relating to the combining Statements.

FRANKLIN GROWTH AND INCOME FUND
FRANKLIN ASSET ALLOCATION FUND
PRO FORMA COMBINING STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                        FRANKLIN GROWTH AND INCOME FUND
                                                            COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------
Common Stocks 88.3%
COMMERCIAL SERVICES 1.2%
Concord EFS Inc.                                         United States          500,000     $ 13,000,000
Robert Half International Inc.                           United States          200,000        5,700,000
                                                                                          ---------------
                                                                                              18,700,000
                                                                                          ---------------

CONSUMER DURABLES .7%
Electronic Arts Inc.                                     United States          150,000       10,940,625
                                                                                          ---------------

CONSUMER NON-DURABLES 3.1%
Coca-Cola Co.                                            United States
Estee Lauder Cos. Inc., A                                United States
Gillette Co.                                             United States          130,000        4,541,875
Givaudan AG                                               Switzerland
Nestle SA                                                 Switzerland
PepsiCo Inc.                                             United States          150,000        6,665,625
Philip Morris Cos. Inc.                                  United States          600,000       15,937,500
Procter & Gamble Co.                                     United States           80,000        4,580,000
Wm. Wrigley Jr. Co.                                      United States          110,000        8,820,625
                                                                                          ---------------
                                                                                              40,545,625
                                                                                          ---------------

CONSUMER SERVICES 2.5%
Charter Communications Inc., A                           United States
Clear Channel Communications Inc.                        United States          115,000        8,625,000
Entercom Communications Corp.                            United States           95,200        4,641,000
Fox Entertainment Group Inc., A                          United States          300,000        9,112,500
SFX Entertainment Inc.                                   United States          125,000        5,664,063
Time Warner Inc.                                         United States           60,000        4,560,000
United Pan-Europe Communications NV, A                    Netherlands
                                                                                          ---------------
                                                                                              32,602,563
                                                                                          ---------------

ELECTRONIC TECHNOLOGY 30.7%
Agilent Technologies Inc.                                United States          100,900        7,441,375
Altera Corp.                                             United States          150,000       15,290,625
Applied Materials Inc.                                   United States          250,000       22,656,250
Applied Micro Circuits Corp.                             United States          120,000       11,850,000
Broadcom Corp., A                                        United States           40,000        8,757,500
Celestica Inc.                                              Canada              240,500       11,934,813
CIENA Corp.                                              United States           90,000       15,001,875
Cisco Systems Inc.                                       United States          750,000       47,671,875
Cobalt Networks Inc.                                     United States           98,600        5,706,475
Comverse Technology Inc.                                 United States          150,000       13,950,000
Corning Inc.                                             United States           61,100       16,489,363
EMC Corp.                                                United States          280,000       21,542,500
Infineon Technologies AG, ADR                               Germany             102,700        8,138,975
Intel Corp.                                              United States          225,000       30,079,688
International Business Machines Corp.                    United States           60,000        6,573,750
Intersil Holding Corp.                                   United States          106,200        5,741,438
JDS Uniphase Corp.                                       United States          400,000       47,950,000
Juniper Networks Inc.                                    United States          140,000       20,378,750
Linear Technology Corp.                                  United States          350,000       22,378,125
Motorola Inc.                                            United States          375,000       10,898,438
Nokia Corp., ADR                                            Finland             560,000       27,965,000
Nortel Networks Corp.                                       Canada              280,000       19,110,000
Redback Networks Inc.                                    United States           30,000        5,340,000
SDL Inc.                                                 United States           30,000        8,555,625
Stratos Lightwave Inc.                                   United States           30,600          852,975
Symbol Technologies Inc.                                 United States
Taiwan Semiconductor Manufacturing Co, Ltd., ADR            Taiwan              197,600        7,669,350
Tektronix Inc.                                           United States          294,400       21,785,600
Tellabs Inc.                                             United States          150,000       10,265,625
Waters Corp.                                             United States
                                                                                          ---------------
                                                                                             451,975,990
                                                                                          ---------------

ENERGY MINERALS 3.2%
Chevron Corp.                                            United States
Conoco Inc., B                                           United States
Devon Energy Corp.                                       United States          250,000       14,046,875
Exxon Mobil Corp.                                        United States          132,015       10,363,178
Texaco Inc.                                              United States          100,000        5,325,000
Union Pacific Resources Group Inc.                       United States          533,400       11,734,800
                                                                                          ---------------
                                                                                              41,469,853
                                                                                          ---------------


                                                            COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------
Common Stocks (cont.)
FINANCE 6.7%
American Express Co.                                     United States          210,000     $ 10,946,250
American International Group Inc.                        United States          150,000       17,625,000
Bank of America Corp.                                    United States
Capital One Financial Corp.                              United States          350,000       15,618,750
Citigroup Inc.                                           United States          280,000       16,870,000
Federated Investors Inc., B                              United States          375,000       13,148,438
Fifth Third Bancorp                                      United States          100,000        6,325,000
Fleet Boston Financial Corp.                             United States          177,660        6,040,440
Morgan Stanley Dean Witter & Co.                         United States           43,288        3,603,726
Providian Financial Corp.                                United States           80,000        7,200,000
Wells Fargo & Co.                                        United States
                                                                                          ---------------
                                                                                              97,377,604
                                                                                          ---------------

HEALTH SEVICES .3%
Cardinal Health Inc.                                     United States           50,000        3,700,000
IMS Health Inc.                                          United States
                                                                                          ---------------
                                                                                               3,700,000
                                                                                          ---------------

HEALTH TECHNOLOGY 8.6%
Abbott Laboratories                                      United States          250,000       11,140,625
Amgen Inc.                                               United States          250,000       17,562,500
Baxter International Inc.                                United States          230,000       16,171,875
Bristol-Myers Squibb Co.                                 United States          140,000        8,155,000
Genentech Inc.                                           United States          140,000       24,080,000
Genzyme Corp.                                            United States
Packard BioScience Co.                                   United States          199,100        3,384,700
Pfizer Inc.                                              United States          412,500       19,800,000
Roche Holding AG                                          Switzerland               700        6,835,988
Schering-Plough Corp.                                    United States          200,000       10,100,000
                                                                                          ---------------
                                                                                             117,230,688
                                                                                          ---------------

INDUSTRIAL SERVICES 1.2%
AES Corp.                                                United States          350,000       15,968,750
Schlumberger Ltd.                                        United States
Transocean Sedco Forex Inc.                              United States
                                                                                          ---------------
                                                                                              15,968,750
                                                                                          ---------------

NON-ENERGY MINERALS .6%
Barrick Gold Corp.                                          Canada
De Beers Consolidated Mines AG, ADR                      South Africa           325,000        7,901,563
Rio Tinto PLC, ADR                                      United Kingdom
                                                                                          ---------------
                                                                                               7,901,563
                                                                                          ---------------

PROCESS INDUSTRIES 2.7%
Bowater Inc.                                             United States
Cambrex Corp.                                            United States          180,000        8,100,000
E. I. du Pont de Nemours and Co.                         United States
Ecolab Inc.                                              United States          200,000        7,812,500
General Electric Co.                                     United States          225,000       11,925,000
Packaging Corp. of America                               United States          403,600        4,086,450
                                                                                          ---------------
                                                                                              31,923,950
                                                                                          ---------------

PRODUCER MANUFACTURING 2.2%
Avery Dennison Corp.                                     United States           85,000        5,705,625
Ballard Power Systems Inc.                                  Canada
Deere & Co.                                              United States
Honeywell International Inc.                             United States          220,000        7,411,250
Illinois Tool Works Inc.                                 United States
Minnesota Mining & Manufacturing Co.                     United States
Pentair Inc.                                             United States
Tyco International Ltd.                                     Bermuda             250,000       11,843,750
                                                                                          ---------------
                                                                                              24,960,625
                                                                                          ---------------

REAL ESTATE 1.0%
Equity Office Properties Trust                           United States          300,000        8,268,750
MeriStar Hospital Corp.                                  United States          250,000        5,250,000
Simon Property Group Inc.                                United States
                                                                                          ---------------
                                                                                              13,518,750
                                                                                          ---------------

RETAIL TRADE 1.9%
Costco Wholesale Corp.                                   United States
GAP Inc.                                                 United States          275,000        8,593,750
                                                            COUNTRY          SHARES            VALUE
---------------------------------------------------------------------------------------------------------
Common Stocks (cont.)
RETAIL TRADE (CONT.)
Target Corp.                                             United States          100,000      $ 5,800,000
Wal-Mart Stores Inc.                                     United States          150,000        8,643,750
                                                                                          ---------------
                                                                                              23,037,500
                                                                                          ---------------

TECHNOLOGY SERVICES 10.1%
America Online Inc.                                      United States
Art Technology Group Inc.                                United States           75,000        7,570,313
Brio Technology Inc.                                     United States          300,000        6,356,250
Computer Sciences Corp.                                  United States
Electronic Data Systems Corp.                            United States          100,000        4,125,000
Equant NV, N.Y. shs.                                      Netherlands           125,000        5,375,000
First Data Corp.                                         United States
i2 Technologies Inc.                                     United States          175,000       18,246,484
InfoSpace Inc.                                           United States           80,000        4,420,000
Microsoft Corp.                                          United States           50,000        4,000,000
Oracle Corp.                                             United States          300,000       25,218,750
Sapient Corp.                                            United States          130,000       13,901,875
Siebel Systems Inc.                                      United States          100,000       16,356,250
Storagenetworks Inc.                                     United States           84,100        7,590,025
VERITAS Software Corp.                                   United States          255,000       28,818,984
Vignette Corp.                                           United States          100,000        5,201,563
                                                                                          ---------------
                                                                                             147,180,494
                                                                                          ---------------

TELECOMMUNICATIONS 5.6%
Allegiance Telecom Inc.                                  United States           75,000        4,800,000
AT & T Corp.                                             United States           44,774        1,415,973
GTE Corp.                                                United States          125,000        7,781,250
KPNQwest NV                                               Netherlands            75,000        2,971,875
NEXTLINK Communications Inc., A                          United States          200,000        7,587,500
Qwest Communications International Inc.                  United States          250,000       12,421,875
Sprint Corp. (FON Group)                                 United States          250,000       12,750,000
Time Warner Telecom Inc., A                              United States          100,000        6,437,500
Verizon Communications                                   United States           60,000        3,048,750
Vodafone AirTouch PLC, ADR                              United Kingdom          285,000       11,809,688
VoiceStream Wireless Corp.                               United States          130,000       15,118,594
                                                                                          ---------------
                                                                                              86,143,005
                                                                                          ---------------

TRANSPORTATION 2.7%
C.H. Robinson Worldwide Inc.                             United States          250,000       12,375,000
Expeditors International of Washington Inc.              United States          350,000       16,625,000
Southwest Airlines Co.                                   United States          455,625        8,628,398
United Parcel Service Inc., B                            United States           50,000        2,950,000
                                                                                          ---------------
                                                                                              40,578,398
                                                                                          ---------------

UTILITIES 3.3%
AT&T Corp.                                               United States
Duke Energy Corp.                                        United States
Enron Corp.                                              United States          450,000       29,025,000
GTE Corp.                                                United States
KPNQwest NV                                               Netherlands
Montana Power Co.                                        United States          275,000        9,710,932
Swisscom AG                                               Switzerland
                                                                                          ---------------
                                                                                              38,735,932
                                                                                          ---------------
                                                                                          ---------------
TOTAL COMMON STOCKS (COST $730,717,065)                                                    1,244,491,915
                                                                                          ---------------

CONVERTIBLE PREFERRED STOCKS .3%
Apache Corp., 6.50%, cvt. pfd.                           United States
Georgia-Pacific Corp., 7.50%, cvt. pfd.                  United States
MediaOne Group Inc., 7.00%, cvt. pfd.                    United States
Tower Automotive Capital, 6.75%, cvt. pfd.               United States
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,210,244)

                                                                                PRINCIPAL AMOUNT
                                                                         --------------------------------
BONDS
Georgia-Pacific Corp., 9.125%, 7/01/22                   United States
PanAmerican Beverage Inc., senior note, 8.125%, 4/01/03     Mexico
Target Corp., 8.60%, 1/15/12                             United States
TOTAL BONDS (COST $596,005)



                                                            COUNTRY      PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------
Convertible Bonds 2.4%
BEA Systems Inc., cvt., 144A, 4.00%, 12/15/06            United States      $ 8,000,000     $ 12,470,000
Level 3 Communications Inc., cvt., 6.00%, 3/15/10        United States        5,000,000        4,600,500
Liberty Media Corp., cvt., 4.00%, 11/15/29
 (convertible into Sprint PCS)                           UnitedrStates
Omnicom Group Inc., cvt. sub. deb., 4.25%, 1/03/07       United States        2,000,000        5,652,500
Omnicom Group Inc., cvt. sub. deb, 144A, 4.25%, 1/03/07  United States        2,000,000        5,652,500
Redback Networks Inc., cvt., 144A, 5.00%, 4/01/07        United States        5,500,000        6,321,590
Thermo Electron Corp., cvt., 144A, 4.25%, 1/01/03        United States                    ---------------
TOTAL CONVERTIBLE BONDS (COST $23,894,429)                                                    34,697,090
                                                                                          ---------------

U.S. GOVERNMENT AGENCY SECURITIES .2%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/08         United States
Federal National Mortgage Association, 6.375%, 6/15/09   United States
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,447,854)

U.S.GOVERNMENT SECURITIES 1.1%
U.S. Treasury Bond, 8.00%, 11/15/21                      United States
U.S. Treasury Bond, 6.25%, 8/15/23                       United States
U.S. Treasury Bond, 6.875%, 8/15/25                      United States
U.S. Treasury Bond, 6.00%, 2/15/26                       United States
U.S. Treasury Note, 5.50%, 1/31/03                       United States
U.S. Treasury Note, 7.25%, 5/15/04                       United States
U.S. Treasury Note, 5.875%, 11/15/05                     United States
U.S. Treasury Note, 3.375%, 1/15/07                      United States
U.S. Treasury Note, 6.125%, 8/15/07                      United States
U.S. Treasury Strip, 11/15/21                            United States
TOTAL U.S. GOVERNMENT SECURITIES (COST $16,428,328)

REPURCHASE AGREEMENT 7.9%
Joint Repurchase Agreement, 6.563%, 7/3/00
 (Maturity Value $121,286,060)                           United,States       98,736,405       98,736,405
  (COST $121,219,758)
Banc of America Securities LLC
Barclays Capital Inc.
Bear, Stearns & Co. Inc.
Donaldson, Lufkin & Jenrette Securities Corp.
Dresdner Kleinwort Benson, North America LLC
Goldman, Sachs & Co.
Greenwich Capital Markets Inc.
Lehman Brothers Inc.
Nesbitt Burns Securities Inc.
Paine Webber Inc.
Paribas Corp.
UBS Warburg
   Collateralized by U.S. Treasury Bills & Notes
                                                                                          ---------------
TOTAL INVESTMENTS (COST $901,513,683) 100.2%                                               1,377,925,410
OTHER ASSETS, LESS LIABILITIES (.2%)                                                          (3,831,040)
                                                                                          ---------------
NET ASSETS 100.0%                                                                         $ 1,374,094,370
                                                                                          ---------------


a   Non-income producing.
b  Investment  is through  participation  in a joint  account  with other  funds managed by the investment advisor.  At June 30, 2000, all repurchase  agreements had been entered into on that date.
c  Sufficient  collateral  has  been  segregated  for  securities  traded  on  a when-issued or delayed delivery basis.


                                   See notes to financial statements.




FRANKLIN GROWTH AND INCOME FUND
FRANKLIN ASSET ALLOCATION FUND
PRO FORMA COMBINING STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                       FRANKLIN ASSET ALLOCATION FUND
                                                            COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------
Common Stocks 88.3%
COMMERCIAL SERVICES 1.2%
Concord EFS Inc.                                         United States
Robert Half International Inc.                           United States


CONSUMER DURABLES .7%
Electronic Arts Inc.                                     United States

CONSUMER NON-DURABLES 3.1%
Coca-Cola Co.                                            United States           40,000    $ 2,297,500
Estee Lauder Cos. Inc., A                                United States           35,000      1,730,313
Gillette Co.                                             United States
Givaudan AG                                               Switzerland                90         27,480
Nestle SA                                                 Switzerland               480        963,778
PepsiCo Inc.                                             United States
Philip Morris Cos. Inc.                                  United States           60,000      1,593,750
Procter & Gamble Co.                                     United States           13,000        744,250
Wm. Wrigley Jr. Co.                                      United States
                                                                                          -------------
                                                                                             7,357,071
                                                                                          -------------

CONSUMER SERVICES 2.5%
Charter Communications Inc., A                           United States           80,000      1,315,000
Clear Channel Communications Inc.                        United States           15,000      1,125,000
Entercom Communications Corp.                            United States
Fox Entertainment Group Inc., A                          United States
SFX Entertainment Inc.                                   United States
Time Warner Inc.                                         United States           30,000      2,280,000
United Pan-Europe Communications NV, A                    Netherlands            55,200      1,449,262
                                                                                          -------------
                                                                                             6,169,262
                                                                                          -------------

ELECTRONIC TECHNOLOGY 30.7%
Agilent Technologies Inc.                                United States
Altera Corp.                                             United States
Applied Materials Inc.                                   United States
Applied Micro Circuits Corp.                             United States
Broadcom Corp., A                                        United States
Celestica Inc.                                              Canada
CIENA Corp.                                              United States
Cisco Systems Inc.                                       United States           94,000      5,974,875
Cobalt Networks Inc.                                     United States
Comverse Technology Inc.                                 United States
Corning Inc.                                             United States
EMC Corp.                                                United States           24,000      1,846,500
Infineon Technologies AG, ADR                               Germany
Intel Corp.                                              United States           20,000      2,673,750
International Business Machines Corp.                    United States
Intersil Holding Corp.                                   United States
JDS Uniphase Corp.                                       United States
Juniper Networks Inc.                                    United States
Linear Technology Corp.                                  United States           40,000      2,557,500
Motorola Inc.                                            United States           60,000      1,743,750
Nokia Corp., ADR                                            Finland
Nortel Networks Corp.                                       Canada
Redback Networks Inc.                                    United States
SDL Inc.                                                 United States
Stratos Lightwave Inc.                                   United States
Symbol Technologies Inc.                                 United States           52,500      2,835,000
Taiwan Semiconductor Manufacturing Co, Ltd., ADR            Taiwan
Tektronix Inc.                                           United States
Tellabs Inc.                                             United States
Waters Corp.                                             United States           20,000      2,496,250
                                                                                          -------------
                                                                                            20,127,625
                                                                                          -------------

ENERGY MINERALS 3.2%
Chevron Corp.                                            United States           22,500      1,908,281
Conoco Inc., B                                           United States           29,999        736,850
Devon Energy Corp.                                       United States           40,000      2,247,500
Exxon Mobil Corp.                                        United States           27,500      2,158,750
Texaco Inc.                                              United States
Union Pacific Resources Group Inc.                       United States
                                                                                          -------------
                                                                                             7,051,381
                                                                                          -------------


                                                            COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------
Common Stocks (cont.)
FINANCE 6.7%
American Express Co.                                     United States
American International Group Inc.                        United States           21,875    $ 2,570,313
Bank of America Corp.                                    United States           30,000      1,290,000
Capital One Financial Corp.                              United States
Citigroup Inc.                                           United States
Federated Investors Inc., B                              United States
Fifth Third Bancorp                                      United States
Fleet Boston Financial Corp.                             United States
Morgan Stanley Dean Witter & Co.                         United States
Providian Financial Corp.                                United States
Wells Fargo & Co.                                        United States           45,000      1,743,750
                                                                                          -------------
                                                                                             5,604,063
                                                                                          -------------

HEALTH SEVICES .3%
Cardinal Health Inc.                                     United States
IMS Health Inc.                                          United States           50,000        900,000
                                                                                          -------------
                                                                                               900,000
                                                                                          -------------

HEALTH TECHNOLOGY 8.6%
Abbott Laboratories                                      United States           35,000      1,559,688
Amgen Inc.                                               United States
Baxter International Inc.                                United States
Bristol-Myers Squibb Co.                                 United States           20,000      1,165,000
Genentech Inc.                                           United States           30,000      5,160,000
Genzyme Corp.                                            United States           20,000      1,188,750
Packard BioScience Co.                                   United States
Pfizer Inc.                                              United States           51,250      2,460,000
Roche Holding AG                                          Switzerland                90        878,913
Schering-Plough Corp.                                    United States           35,000      1,767,500
                                                                                          -------------
                                                                                          -------------
                                                                                            14,179,851
                                                                                          -------------

INDUSTRIAL SERVICES 1.2%
AES Corp.                                                United States
Schlumberger Ltd.                                        United States           20,000      1,492,500
Transocean Sedco Forex Inc.                              United States            3,872        206,910
                                                                                          -------------
                                                                                             1,699,410
                                                                                          -------------

NON-ENERGY MINERALS .6%
Barrick Gold Corp.                                          Canada               30,000        545,625
De Beers Consolidated Mines AG, ADR                      South Africa
Rio Tinto PLC, ADR                                      United Kingdom           20,000      1,305,000
                                                                                          -------------
                                                                                             1,850,625
                                                                                          -------------

PROCESS INDUSTRIES 2.7%
Bowater Inc.                                             United States           30,000      1,323,750
Cambrex Corp.                                            United States           40,000      1,800,000
E. I. du Pont de Nemours and Co.                         United States           15,836        692,825
Ecolab Inc.                                              United States           30,000      1,171,875
General Electric Co.                                     United States           90,000      4,770,000
Packaging Corp. of America                               United States
                                                                                          -------------
                                                                                             9,758,450
                                                                                          -------------

PRODUCER MANUFACTURING 2.2%
Avery Dennison Corp.                                     United States
Ballard Power Systems Inc.                                  Canada               14,000      1,257,375
Deere & Co.                                              United States           35,000      1,295,000
Honeywell International Inc.                             United States           47,625      1,604,367
Illinois Tool Works Inc.                                 United States           35,000      1,995,000
Minnesota Mining & Manufacturing Co.                     United States           15,000      1,237,500
Pentair Inc.                                             United States           31,000      1,100,500
Tyco International Ltd.                                     Bermuda
                                                                                          -------------
                                                                                             8,489,742
                                                                                          -------------

REAL ESTATE 1.0%
Equity Office Properties Trust                           United States           40,000      1,102,500
MeriStar Hospital Corp.                                  United States
Simon Property Group Inc.                                United States           30,000        665,625
                                                                                          -------------
                                                                                             1,768,125
                                                                                          -------------

RETAIL TRADE 1.9%
Costco Wholesale Corp.                                   United States           50,000      1,650,000
GAP Inc.                                                 United States
                                                            COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------
Common Stocks (cont.)
RETAIL TRADE (CONT.)
Target Corp.                                             United States           35,000    $ 2,030,000
Wal-Mart Stores Inc.                                     United States           40,000      2,305,000
                                                                                          -------------
                                                                                             5,985,000
                                                                                          -------------

TECHNOLOGY SERVICES 10.1%
America Online Inc.                                      United States           10,000        527,500
Art Technology Group Inc.                                United States
Brio Technology Inc.                                     United States
Computer Sciences Corp.                                  United States           25,000      1,867,188
Electronic Data Systems Corp.                            United States
Equant NV, N.Y. shs.                                      Netherlands            20,000        860,000
First Data Corp.                                         United States           30,000      1,488,750
i2 Technologies Inc.                                     United States
InfoSpace Inc.                                           United States
Microsoft Corp.                                          United States           20,000      1,600,000
Oracle Corp.                                             United States           19,000      1,597,188
Sapient Corp.                                            United States
Siebel Systems Inc.                                      United States
Storagenetworks Inc.                                     United States
VERITAS Software Corp.                                   United States
Vignette Corp.                                           United States
                                                                                          -------------
                                                                                             7,940,626
                                                                                          -------------

TELECOMMUNICATIONS 5.6%
Allegiance Telecom Inc.                                  United States
AT & T Corp.                                             United States
GTE Corp.                                                United States
KPNQwest NV                                               Netherlands
NEXTLINK Communications Inc., A                          United States
Qwest Communications International Inc.                  United States
Sprint Corp. (FON Group)                                 United States
Time Warner Telecom Inc., A                              United States
Verizon Communications                                   United States
Vodafone AirTouch PLC, ADR                              United Kingdom
VoiceStream Wireless Corp.                               United States


TRANSPORTATION 2.7%
C.H. Robinson Worldwide Inc.                             United States
Expeditors International of Washington Inc.              United States
Southwest Airlines Co.                                   United States
United Parcel Service Inc., B                            United States           17,100      1,008,900
                                                                                          -------------
                                                                                             1,008,900
                                                                                          -------------

UTILITIES 3.3%
AT&T Corp.                                               United States           50,000      1,581,250
Duke Energy Corp.                                        United States           30,000      1,691,250
Enron Corp.                                              United States           60,000      3,870,000
GTE Corp.                                                United States           30,000      1,867,500
KPNQwest NV                                               Netherlands            21,500        851,938
Montana Power Co.                                        United States           35,200      1,243,000
Swisscom AG                                               Switzerland             2,870        997,202
                                                                                          -------------
                                                                                            12,102,140
                                                                                          -------------
TOTAL COMMON STOCKS (COST $730,717,065)                                                    111,992,271
                                                                                          -------------

CONVERTIBLE PREFERRED STOCKS .3%
Apache Corp., 6.50%, cvt. pfd.                           United States           40,300      2,085,525
Georgia-Pacific Corp., 7.50%, cvt. pfd.                  United States           35,500      1,136,000
MediaOne Group Inc., 7.00%, cvt. pfd.                    United States           33,300      1,348,650
Tower Automotive Capital, 6.75%, cvt. pfd.               United States           20,000        632,500
                                                                                          -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,210,244)                                         5,202,675
                                                                                          -------------

                                                                               PRINCIPAL AMOUNT
                                                                         ------------------------------
BONDS
Georgia-Pacific Corp., 9.125%, 7/01/22                   United States        $ 100,000         96,084
PanAmerican Beverage Inc., senior note, 8.125%, 4/01/03     Mexico              250,000        237,170
Target Corp., 8.60%, 1/15/12                             United States          250,000        265,967
                                                                                          -------------
TOTAL BONDS (COST $596,005)                                                                    599,221
                                                                                          -------------



                                                            COUNTRY      PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
Convertible Bonds 2.4%
BEA Systems Inc., cvt., 144A, 4.00%, 12/15/06            United States
Level 3 Communications Inc., cvt., 6.00%, 3/15/10        United States
Liberty Media Corp., cvt., 4.00%, 11/15/29
 (convertible into Sprint PCS)                           United States      $ 1,250,000    $ 1,775,000
Omnicom Group Inc., cvt. sub. deb., 4.25%, 1/03/07       United States
Omnicom Group Inc., cvt. sub. deb, 144A, 4.25%, 1/03/07  United States
Redback Networks Inc., cvt., 144A, 5.00%, 4/01/07        United States
Thermo Electron Corp., cvt., 144A, 4.25%, 1/01/03        United States          600,001        555,750
                                                                                          -------------
TOTAL CONVERTIBLE BONDS (COST $23,894,429)                                                   2,330,750
                                                                                          -------------

U.S. GOVERNMENT AGENCY SECURITIES .2%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/08         United States        2,000,000      1,836,608
Federal National Mortgage Association, 6.375%, 6/15/09   United States        1,500,000      1,423,871
                                                                                          -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,447,854)                                    3,260,479
                                                                                          -------------

U.S.GOVERNMENT SECURITIES 1.1%
U.S. Treasury Bond, 8.00%, 11/15/21                      United States          250,000        301,797
U.S. Treasury Bond, 6.25%, 8/15/23                       United States        2,900,000      2,919,031
U.S. Treasury Bond, 6.875%, 8/15/25                      United States        1,000,000      1,087,500
U.S. Treasury Bond, 6.00%, 2/15/26                       United States        3,000,000      2,933,436
U.S. Treasury Note, 5.50%, 1/31/03                       United States        2,000,000      1,958,750
U.S. Treasury Note, 7.25%, 5/15/04                       United States        1,300,000      1,340,625
U.S. Treasury Note, 5.875%, 11/15/05                     United States        2,000,000      1,966,250
U.S. Treasury Note, 3.375%, 1/15/07                      United States        1,000,000      1,037,328
U.S. Treasury Note, 6.125%, 8/15/07                      United States        1,700,000      1,690,438
U.S. Treasury Strip, 11/15/21                            United States        4,000,000      1,080,596
                                                                                          -------------
TOTAL U.S. GOVERNMENT SECURITIES (COST $16,428,328)                                         16,315,751
                                                                                          -------------

REPURCHASE AGREEMENT 7.9%
Joint Repurchase Agreement, 6.563%, 7/3/00
 (Maturity Value $121,286,060)                           United States       22,483,353     22,483,353
  (COST $121,219,758)
Banc of America Securities LLC
Barclays Capital Inc.
Bear, Stearns & Co. Inc.
Donaldson, Lufkin & Jenrette Securities Corp.
Dresdner Kleinwort Benson, North America LLC
Goldman, Sachs & Co.
Greenwich Capital Markets Inc.
Lehman Brothers Inc.
Nesbitt Burns Securities Inc.
Paine Webber Inc.
Paribas Corp.
UBS Warburg
   Collateralized by U.S. Treasury Bills & Notes
                                                                                          -------------
TOTAL INVESTMENTS (COST $901,513,683) 100.2%                                               162,184,500
OTHER ASSETS, LESS LIABILITIES (.2%)                                                           680,384
                                                                                          -------------
NET ASSETS 100.0%                                                                         $ 162,864,884
                                                                                          -------------


a   Non-income producing.
b  Investment  is through  participation  in a joint  account  with other  funds managed by the investment advisor.  At June 30, 2000, all repurchase  agreements had been entered into on that date.
c  Sufficient  collateral  has  been  segregated  for  securities  traded  on  a when-issued or delayed delivery basis.




   FRANKLIN GROWTH AND INCOME FUND
   FRANKLIN ASSET ALLOCATION FUND
   PRO FORMA COMBINING STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   PRO FORMA COMBINED
                                                   COUNTRY        SHARES        VALUE
   --------------------------------------------------------------------------------------
   COMMON STOCKS 88.3%
 a COMMERCIAL SERVICES 1.2%
   Concord EFS Inc.                             United States     500,000   $ 13,000,000
   Robert Half International Inc.               United States     200,000      5,700,000
                                                                             -----------
                                                                              18,700,000
                                                                             -----------

 a CONSUMER DURABLES .7%
   Electronic Arts Inc.                         United States     150,000     10,940,625
                                                                             -----------

   CONSUMER NON-DURABLES 3.1%
   Coca-Cola Co.                                United States      40,000      2,297,500
   Estee Lauder Cos. Inc., A                    United States      35,000      1,730,313
   Gillette Co.                                 United States     130,000      4,541,875
 a Givaudan AG                                   Switzerland           90         27,480
   Nestle SA                                     Switzerland          480        963,778
   PepsiCo Inc.                                 United States     150,000      6,665,625
   Philip Morris Cos. Inc.                      United States     660,000     17,531,250
   Procter & Gamble Co.                         United States      93,000      5,324,250
   Wm. Wrigley Jr. Co.                          United States     110,000      8,820,625
                                                                             -----------
                                                                              47,902,696
                                                                             -----------

   CONSUMER SERVICES 2.5%
 a Charter Communications Inc., A               United States      80,000      1,315,000
 a Clear Channel Communications Inc.            United States     130,000      9,750,000
 a Entercom Communications Corp.                United States      95,200      4,641,000
 a Fox Entertainment Group Inc., A              United States     300,000      9,112,500
 a SFX Entertainment Inc.                       United States     125,000      5,664,063
   Time Warner Inc.                             United States      90,000      6,840,000
 a United Pan-Europe Communications NV, A        Netherlands       55,200      1,449,262
                                                                             -----------
                                                                              38,771,825
                                                                             -----------

   ELECTRONIC TECHNOLOGY 30.7%
 a Agilent Technologies Inc.                    United States     100,900      7,441,375
 a Altera Corp.                                 United States     150,000     15,290,625
 a Applied Materials Inc.                       United States     250,000     22,656,250
 a Applied Micro Circuits Corp.                 United States     120,000     11,850,000
 a Broadcom Corp., A                            United States      40,000      8,757,500
 a Celestica Inc.                                  Canada         240,500     11,934,813
 a CIENA Corp.                                  United States      90,000     15,001,875
 a Cisco Systems Inc.                           United States     844,000     53,646,750
 a Cobalt Networks Inc.                         United States      98,600      5,706,475
 a Comverse Technology Inc.                     United States     150,000     13,950,000
   Corning Inc.                                 United States      61,100     16,489,363
 a EMC Corp.                                    United States     304,000     23,389,000
 a Infineon Technologies AG, ADR                   Germany        102,700      8,138,975
   Intel Corp.                                  United States     245,000     32,753,438
   International Business Machines Corp.        United States      60,000      6,573,750
 a Intersil Holding Corp.                       United States     106,200      5,741,438
 a JDS Uniphase Corp.                           United States     400,000     47,950,000
 a Juniper Networks Inc.                        United States     140,000     20,378,750
   Linear Technology Corp.                      United States     390,000     24,935,625
   Motorola Inc.                                United States     435,000     12,642,188
   Nokia Corp., ADR                                Finland        560,000     27,965,000
   Nortel Networks Corp.                           Canada         280,000     19,110,000
 a Redback Networks Inc.                        United States      30,000      5,340,000
 a SDL Inc.                                     United States      30,000      8,555,625
 a Stratos Lightwave Inc.                       United States      30,600        852,975
   Symbol Technologies Inc.                     United States      52,500      2,835,000
 a Taiwan Semiconductor Manufacturing Co, Ltd., ADRTaiwan         197,600      7,669,350
   Tektronix Inc.                               United States     294,400     21,785,600
 a Tellabs Inc.                                 United States     150,000     10,265,625
 a Waters Corp.                                 United States      20,000      2,496,250
                                                                             -----------
                                                                             472,103,615
                                                                             -----------

   ENERGY MINERALS 3.2%
   Chevron Corp.                                United States      22,500      1,908,281
   Conoco Inc., B                               United States      29,999        736,850
   Devon Energy Corp.                           United States     290,000     16,294,375
   Exxon Mobil Corp.                            United States     159,515     12,521,928
   Texaco Inc.                                  United States     100,000      5,325,000
   Union Pacific Resources Group Inc.           United States     533,400     11,734,800
                                                                             -----------
                                                                              48,521,234
                                                                             -----------


                                                   COUNTRY        SHARES        VALUE
   --------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 6.7%
   American Express Co.                         United States     210,000   $ 10,946,250
   American International Group Inc.            United States     171,875     20,195,313
   Bank of America Corp.                        United States      30,000      1,290,000
   Capital One Financial Corp.                  United States     350,000     15,618,750
   Citigroup Inc.                               United States     280,000     16,870,000
   Federated Investors Inc., B                  United States     375,000     13,148,438
   Fifth Third Bancorp                          United States     100,000      6,325,000
   Fleet Boston Financial Corp.                 United States     177,660      6,040,440
   Morgan Stanley Dean Witter & Co.             United States      43,288      3,603,726
   Providian Financial Corp.                    United States      80,000      7,200,000
   Wells Fargo & Co.                            United States      45,000      1,743,750
                                                                             -----------
                                                                             102,981,667
                                                                             -----------

   HEALTH SEVICES .3%
   Cardinal Health Inc.                         United States      50,000      3,700,000
   IMS Health Inc.                              United States      50,000        900,000
                                                                             -----------
                                                                               4,600,000
                                                                             -----------

   HEALTH TECHNOLOGY 8.6%
   Abbott Laboratories                          United States     285,000     12,700,313
 a Amgen Inc.                                   United States     250,000     17,562,500
   Baxter International Inc.                    United States     230,000     16,171,875
   Bristol-Myers Squibb Co.                     United States     160,000      9,320,000
 a Genentech Inc.                               United States     170,000     29,240,000
 a Genzyme Corp.                                United States      20,000      1,188,750
 a Packard BioScience Co.                       United States     199,100      3,384,700
   Pfizer Inc.                                  United States     463,750     22,260,000
   Roche Holding AG                              Switzerland          790      7,714,901
   Schering-Plough Corp.                        United States     235,000     11,867,500
                                                                             -----------
                                                                             131,410,539
                                                                             -----------

   INDUSTRIAL SERVICES 1.2%
 a AES Corp.                                    United States     350,000     15,968,750
   Schlumberger Ltd.                            United States      20,000      1,492,500
   Transocean Sedco Forex Inc.                  United States       3,872        206,910
                                                                             -----------
                                                                              17,668,160
                                                                             -----------

   NON-ENERGY MINERALS .6%
   Barrick Gold Corp.                              Canada          30,000        545,625
   De Beers Consolidated Mines AG, ADR          South Africa      325,000      7,901,563
   Rio Tinto PLC, ADR                           United Kingdom     20,000      1,305,000
                                                                             -----------
                                                                               9,752,188
                                                                             -----------

   PROCESS INDUSTRIES 2.7%
   Bowater Inc.                                 United States      30,000      1,323,750
   Cambrex Corp.                                United States     220,000      9,900,000
   E. I. du Pont de Nemours and Co.             United States      15,836        692,825
   Ecolab Inc.                                  United States     230,000      8,984,375
   General Electric Co.                         United States     315,000     16,695,000
 a Packaging Corp. of America                   United States     403,600      4,086,450
                                                                             -----------
                                                                              41,682,400
                                                                             -----------

   PRODUCER MANUFACTURING 2.2%
   Avery Dennison Corp.                         United States      85,000      5,705,625
   Ballard Power Systems Inc.                      Canada          14,000      1,257,375
   Deere & Co.                                  United States      35,000      1,295,000
   Honeywell International Inc.                 United States     267,625      9,015,617
   Illinois Tool Works Inc.                     United States      35,000      1,995,000
   Minnesota Mining & Manufacturing Co.         United States      15,000      1,237,500
   Pentair Inc.                                 United States      31,000      1,100,500
   Tyco International Ltd.                         Bermuda        250,000     11,843,750
                                                                             -----------
                                                                              33,450,367
                                                                             -----------

   REAL ESTATE 1.0%
   Equity Office Properties Trust               United States     340,000      9,371,250
   MeriStar Hospital Corp.                      United States     250,000      5,250,000
   Simon Property Group Inc.                    United States      30,000        665,625
                                                                             -----------
                                                                              15,286,875
                                                                             -----------

   RETAIL TRADE 1.9%
 a Costco Wholesale Corp.                       United States      50,000      1,650,000
   GAP Inc.                                     United States     275,000      8,593,750


                                                   COUNTRY      SHARES         VALUE
   --------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE (CONT.)
   Target Corp.                                 United States     135,000    $ 7,830,000
   Wal-Mart Stores Inc.                         United States     190,000     10,948,750
                                                                             -----------
                                                                              29,022,500
                                                                             -----------

   TECHNOLOGY SERVICES 10.1%
 a America Online Inc.                          United States      10,000        527,500
 a Art Technology Group Inc.                    United States      75,000      7,570,313
 a Brio Technology Inc.                         United States     300,000      6,356,250
 a Computer Sciences Corp.                      United States      25,000      1,867,188
   Electronic Data Systems Corp.                United States     100,000      4,125,000
 a Equant NV, N.Y. shs.                          Netherlands      145,000      6,235,000
   First Data Corp.                             United States      30,000      1,488,750
 a i2 Technologies Inc.                         United States     175,000     18,246,484
 a InfoSpace Inc.                               United States      80,000      4,420,000
 a Microsoft Corp.                              United States      70,000      5,600,000
 a Oracle Corp.                                 United States     319,000     26,815,938
 a Sapient Corp.                                United States     130,000     13,901,875
 a Siebel Systems Inc.                          United States     100,000     16,356,250
a,cStoragenetworks Inc.                         United States      84,100      7,590,025
 a VERITAS Software Corp.                       United States     255,000     28,818,984
 a Vignette Corp.                               United States     100,000      5,201,563
                                                                             -----------
                                                                             155,121,120
                                                                             -----------

   TELECOMMUNICATIONS 5.6%
 a Allegiance Telecom Inc.                      United States      75,000      4,800,000
   AT & T Corp.                                 United States      44,774      1,415,973
   GTE Corp.                                    United States     125,000      7,781,250
 a KPNQwest NV                                   Netherlands       75,000      2,971,875
 a NEXTLINK Communications Inc., A              United States     200,000      7,587,500
 a Qwest Communications International Inc.      United States     250,000     12,421,875
   Sprint Corp. (FON Group)                     United States     250,000     12,750,000
 a Time Warner Telecom Inc., A                  United States     100,000      6,437,500
   Verizon Communications                       United States      60,000      3,048,750
   Vodafone AirTouch PLC, ADR                   United Kingdom    285,000     11,809,688
 a VoiceStream Wireless Corp.                   United States     130,000     15,118,594
                                                                             -----------
                                                                              86,143,005
                                                                             -----------

   TRANSPORTATION 2.7%
   C.H. Robinson Worldwide Inc.                 United States     250,000     12,375,000
   Expeditors International of Washington Inc.  United States     350,000     16,625,000
   Southwest Airlines Co.                       United States     455,625      8,628,398
   United Parcel Service Inc., B                United States      67,100      3,958,900
                                                                             -----------
                                                                              41,587,298
                                                                             -----------

   UTILITIES 3.3%
   AT&T Corp.                                   United States      50,000      1,581,250
   Duke Energy Corp.                            United States      30,000      1,691,250
   Enron Corp.                                  United States     510,000     32,895,000
   GTE Corp.                                    United States      30,000      1,867,500
 a KPNQwest NV                                   Netherlands       21,500        851,938
   Montana Power Co.                            United States     310,200     10,953,932
   Swisscom AG                                   Switzerland        2,870        997,202
                                                                             -----------
                                                                              50,838,072
                                                                             -----------
   TOTAL COMMON STOCKS (COST $730,717,065)                                 1,356,484,186
                                                                             -----------

   CONVERTIBLE PREFERRED STOCKS .3%
   Apache Corp., 6.50%, cvt. pfd.               United States      40,300      2,085,525
   Georgia-Pacific Corp., 7.50%, cvt. pfd.      United States      35,500      1,136,000
   MediaOne Group Inc., 7.00%, cvt. pfd.        United States      33,300      1,348,650
   Tower Automotive Capital, 6.75%, cvt. pfd.   United States      20,000        632,500
                                                                             -----------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,210,244)                        5,202,675
                                                                             -----------

                                                           PRINCIPAL AMOUNT
                                                       ------------------------
   BONDS
   Georgia-Pacific Corp., 9.125%, 7/01/22        United States  $ 100,000         96,084
   PanAmerican Beverage Inc., senior note, 8.125%,  Mexico3       250,000        237,170
   Target Corp., 8.60%, 1/15/12                  United States    250,000        265,967
                                                                             -----------
   TOTAL BONDS (COST $596,005)                                                   599,221
                                                                             -----------

                                                                 PRINCIPLE
                                                   COUNTRY        AMOUNT        VALUE
   ------------------------------------------------------------------------------------
   CONVERTIBLE BONDS 2.4%
   BEA Systems Inc., cvt., 144A, 4.00%, 12/15/06 United States $8,000,000   $ 12,470,000
   Level 3 Communications Inc., cvt., 6.00%,
    3/15/10                                      United States  5,000,000      4,600,500
   Liberty Media Corp., cvt., 4.00%, 11/15/29
    (convertible into Sprint PCS)                UnitediStates  1,250,000      1,775,000
   Omnicom Group Inc., cvt. sub. deb., 4.25%,
    1/03/07                                      United States  2,000,000      5,652,500
   Omnicom Group Inc., cvt. sub. deb, 144A,
    4.25%, 1/03/07                               United States  2,000,000      5,652,500
   Redback Networks Inc., cvt., 144A, 5.00%,
    4/01/07                                      United States  5,500,000      6,321,590
   Thermo Electron Corp., cvt., 144A, 4.25%,
    1/01/03                                      United States    600,001        555,750
                                                                             -----------
   TOTAL CONVERTIBLE BONDS (COST $23,894,429)                                 37,027,840
                                                                             -----------

   U.S. GOVERNMENT AGENCY SECURITIES .2%
   Federal Home Loan Mortgage Corp., 5.75%,
    4/15/08                                      United States  2,000,000      1,836,608
   Federal National Mortgage Association, 6.375%,
    6/15/09                                      United/States  1,500,000      1,423,871
                                                                             -----------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $3,447,854)                   3,260,479
                                                                             -----------

   U.S.GOVERNMENT SECURITIES 1.1%
   U.S. Treasury Bond, 8.00%, 11/15/21          United States     250,000        301,797
   U.S. Treasury Bond, 6.25%, 8/15/23           United States   2,900,000      2,919,031
   U.S. Treasury Bond, 6.875%, 8/15/25          United States   1,000,000      1,087,500
   U.S. Treasury Bond, 6.00%, 2/15/26           United States   3,000,000      2,933,436
   U.S. Treasury Note, 5.50%, 1/31/03           United States   2,000,000      1,958,750
   U.S. Treasury Note, 7.25%, 5/15/04           United States   1,300,000      1,340,625
   U.S. Treasury Note, 5.875%, 11/15/05         United States   2,000,000      1,966,250
   U.S. Treasury Note, 3.375%, 1/15/07          United States   1,000,000      1,037,328
   U.S. Treasury Note, 6.125%, 8/15/07          United States   1,700,000      1,690,438
   U.S. Treasury Strip, 11/15/21                United States   4,000,000      1,080,596
                                                                             -----------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $16,428,328)                        16,315,751
                                                                             -----------

 b REPURCHASE AGREEMENT 7.9%
   Joint Repurchase Agreement, 6.563%, 7/3/00
    (Maturity Value $121,286,060)               United States 121,219,7580   121,219,758
     (COST $121,219,758)
   Banc of America Securities LLC
   Barclays Capital Inc.
   Bear, Stearns & Co. Inc.
   Donaldson, Lufkin & Jenrette Securities Corp.
   Dresdner Kleinwort Benson, North America LLC
   Goldman, Sachs & Co.
   Greenwich Capital Markets Inc.
   Lehman Brothers Inc.
   Nesbitt Burns Securities Inc.
   Paine Webber Inc.
   Paribas Corp.
   UBS Warburg
      Collateralized by U.S. Treasury Bills & Notes
                                                                             -----------
   TOTAL INVESTMENTS (COST $901,513,683) 100.2%                            1,540,109,910
   OTHER ASSETS, LESS LIABILITIES (.2%)                                      (3,187,506)d
                                                                             -----------
   NET ASSETS 100.0%                                                      $1,536,922,404d
                                                                             -----------

a Non-income producing.
b Investment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 2000, all repurchase agreements had been entered into on that date.
c Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
d Other assets and liabilities were adjusted to reflect $18,425 and $18,425 in merger related liabilities for the Franklin Growth and Income Fund and the Franklin Asset Allocation Fund, respectively.


                          See notes to financial statements.


FRANKLIN GROWTH AND INCOME FUND
FRANKLIN ASSET ALLOCATION FUND
Financial Statements

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                                                                                                 Franklin
                                                                                              Growth and Income
                                                              Franklin          Franklin            Fund
                                                           Growth and Income Asset Allocation     Pro Forma
                                                                Fund             Fund             Combined
                                                           ---------------  ---------------   ---------------
Assets:
 Investments in securities:
    Cost                                                    $ 772,422,890    $ 129,090,793     $ 901,513,683
                                                           ---------------  ---------------   ---------------
    Value                                                   1,377,925,410      162,184,500     1,540,109,910
 Receivables:
    Investment securities sold                                  7,872,355                -         7,872,355
    Capital shares sold                                         8,092,500          760,282         8,852,782
    Dividends and interest                                        945,822          472,677         1,418,499
                                                           ---------------  ---------------   ---------------
      Total assets                                          1,394,836,087      163,417,459     1,558,253,546
                                                           ---------------  ---------------   ---------------

Liabilities:
 Payables:
    Investment securities purchased                            17,381,374       17,381,374
    Capital shares redeemed                                     1,384,515          205,271         1,589,786
    Affiliates                                                  1,458,099          153,368         1,611,467
    Shareholders                                                  479,299          191,105           670,404
 Other liabilities                                                 38,430            2,831            78,111 ***
                                                           ---------------  ---------------   ---------------
              Total liabilities                                20,741,717          552,575        21,331,142
                                                           ---------------  ---------------   ---------------
                 Net assets, at value                      $ 1,374,094,370   $ 162,864,884    $ 1,536,922,404
                                                           ---------------  ---------------   ---------------

Net assets consist of:
  Undistributed net investment income                                 $ -         $ 92,683          $ 55,833
  Net unrealized appreciation                                 605,502,520       33,093,707       638,596,227
  Accumulated net realized gain                                67,453,758        2,953,982        70,407,740
  Capital shares                                              701,138,092      126,724,512       827,862,604
                                                           ---------------  ---------------   ---------------
                 Net assets, at value                      $ 1,374,094,370   $ 162,864,884    $ 1,536,922,404
                                                           ---------------  ---------------   ---------------

CLASS A :
  Net assets, at value                                     $ 1,165,175,321   $ 154,921,974    $ 1,320,064,145
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Shares outstanding**                                         68,525,027       13,929,680        77,636,677
                                                           ---------------  ---------------   ---------------
  Net asset value per share*                                      $ 17.00          $ 11.12           $ 17.00
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Maximum offering price per share (net asset value
   per share divided by 94.25%)                                   $ 18.04          $ 11.80           $ 18.04
                                                           ---------------  ---------------   ---------------

CLASS B :
  Net assets, at value                                       $ 15,229,279              $ -      $ 15,229,075
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Shares outstanding                                              907,444                -           907,444
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Net asset value and maximum offering price per share*           $ 16.78              $ -           $ 16.78
                                                           ---------------  ---------------   ---------------

CLASS C :
  Net assets, at value                                      $ 181,086,706      $ 7,942,910     $ 189,026,289
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Shares outstanding**                                         10,877,978          716,096        11,354,945
                                                           ---------------  ---------------   ---------------
  Net asset value per share*                                      $ 16.65          $ 11.09           $ 16.65
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Maximum offering price per share (net asset value per
   share divided by 99%)                                          $ 16.82          $ 11.20           $ 16.82
                                                           ---------------  ---------------   ---------------

ADVISOR CLASS :
  Net assets, at value                                       $ 12,603,064              $ -      $ 12,602,895
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Shares outstanding                                              739,605                -           739,605
                                                           ---------------  ---------------   ---------------
                                                           ---------------  ---------------   ---------------
  Net asset value and maximum offering price per share            $ 17.04              $ -           $ 17.04
                                                           ---------------  ---------------   ---------------


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
** See note 2 in the accompanying notes to pro forma combining financial statements.
*** Other  liabilites  were  adjusted  to reflect  $18,425 and $18,425 in merger related  liabilites  for the  Franklin  Growth and Income Fund and the  Franklin
Asset Allocation Fund, respectively.


                                        See notes to financial statements.



FRANKLIN GROWTH AND INCOME FUND
FRANKLIN ASSET ALLOCATION FUND
Financial Statements (continued)

PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000 (UNAUDITED)


                                                                                                        Franklin
                                                                                                    Growth and Income
                                                     Franklin          Franklin                           Fund
                                                 Growth and Income Asset Allocation   Pro Forma         Pro Forma
                                                       Fund             Fund          Adjustments**     Combined
                                                   --------------  ---------------  --------------   --------------
Investment income:*

   Dividends                                         $ 6,239,332      $ 1,474,873             $ -      $ 7,714,205
   Interest                                            3,880,166        2,363,351               -        6,243,517
                                                   --------------  ---------------  --------------   --------------
     Total investment income                          10,119,498        3,838,224               -       13,957,722
                                                   --------------  ---------------  --------------   --------------
Expenses:
   Management fees                                     5,012,245          855,630        (197,524)***    5,670,351
   Distribution fees
     Class A                                           2,196,089          357,508               -        2,553,597
     Class B                                              58,016                -               -           58,016
     Class C                                           1,237,416           38,184               -        1,275,600
   Transfer agent fees                                 1,481,371          215,135               -        1,696,506
   Custodian fees                                         15,845            5,968               -           21,813
   Reports to shareholders                               265,186           55,501               -          320,687
   Registration and filing fees                          118,101           48,033               -          166,134
   Professional fees                                      36,103           30,030               -           66,133
   Directors'/Trustees' fees and expenses                 34,217            2,941               -           37,158
   Other                                                       -            5,063               -            5,063
                                                   --------------  ---------------  --------------   --------------
     Total expenses                                   10,454,589        1,613,993        (197,524)      11,871,058
                                                   --------------  ---------------  --------------   --------------
           Net investment income (loss)                 (335,091)       2,224,231         197,524        2,086,664
                                                   --------------  ---------------  --------------   --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments                                    110,071,613        4,755,073               -      114,826,686
     Transactions in written options which
      expired or were closed                                   -          121,846               -          121,846
      Foreign currency transactions                      (13,859)           7,918               -           (5,941)
                                                   --------------  ---------------  --------------   --------------
         Net realized gain                           110,057,754        4,884,837               -      114,942,591
   Net unrealized appreciation on investments        305,789,258        5,642,718               -      311,431,976
                                                   --------------  ---------------  --------------   --------------
Net realized and unrealized gain                     415,847,012       10,527,555               -      426,374,567
                                                   --------------  ---------------  --------------   --------------
Net increase in net assets resulting from
 operation                                         $ 415,511,921     $ 12,751,786       $ 197,524    $ 428,461,231
                                                   =============   ===============  ==============   ==============


*Net of foreign taxes of $61,911 and $20,944 for the Franklin Growth and Income Fund and Franklin Asset Allocation Fund, respectively.
** No adjustments were made to reflect the non-recurring merger related expenses of $18,425 and $18,425 of the Franklin Growth and Income Fund and the Franklin Asset Allocation Fund, respectively.
*** Pro Forma adjustment for change in combined net assets. The Pro Forma Combined Franklin Growth and Income Fund's management fee will be .625% of the first $100 million of average net assets, .500% of the next $150 million of average net assets and .4


                       See notes to financial statements.



                   PRO FORMA COMBINED FINANCIAL STATEMENTS

The following unaudited pro forma financial information gives effect to the proposed reorganization, accounted as if the reorganization had occurred as of June 30, 2000. In addition, each pro forma combining statement has been prepared based upon the structure of the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

      The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Franklin Growth and Income Fund and the Franklin Asset Allocation Fund which are incorporated by reference in this Statement of Additional Information. Each combination will be accounted for as a tax-free reorganization.

FRANKLIN GROWTH AND INCOME FUND
FRANKLIN ASSET ALLOCATION FUND


NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.    BASIS OF COMBINATION:

   Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Asset Allocation Fund, the Franklin Growth and Income Fund will acquire all the net assets of the Franklin Asset Allocation Fund in exchange for the Class A and C shares of the Franklin Growth and Income Fund. The merger will be accounted for by the method of accounting for tax-free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Franklin Growth and Income Fund and the Franklin Asset Allocation Fund at June 30, 2000 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Franklin Growth and Income Fund and the Franklin Asset Allocation Fund for the period July 1, 1999 to June 30, 2000 as though the merger occurred on July 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.    SHARES OF BENEFICIAL INTEREST:

   The number of Class A and C shares issued was calculated by dividing the Class A and C net asset values per share of the Franklin Asset Allocation Fund at June 30, 2000 by the Class A and C net asset values per share of the Franklin Growth and Income Fund at June 30, 2000 and multiplying the result thereof by the number of outstanding Franklin Asset Allocation Fund Class A and C shares at June 30, 2000.



                         FRANKLIN GROWTH AND INCOME FUND
                                File No. 2-10103

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please  see  the  Declaration  of  Trust,  By-Laws,   Management  Agreement  and
Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a) and 14(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Certificate of Trust of Franklin Growth and Income Fund dated March 21, 2000
                Filing: Post-Effective Amendment No. 90 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: June 9, 2000

           (b) Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March 21, 2000
                Filing: Post-Effective Amendment No. 90 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: June 9, 2000

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a)  By-Laws of Franklin Growth and Income Fund
                Filing: Post-Effective Amendment No. 90 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: June 9, 2000

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Agreement and Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated August 10, 2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a)  Distribution Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. dated August 10, 2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (b)  Forms of Dealer Agreement between
                Franklin/Templeton Distributors, Inc. and
                Securities Dealers
                Filing: Post-Effective Amendment No. 89 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 26, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 84 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 30, 1996

           (b) Amendment to Master Custody Agreement dated February 27, 1998 on behalf of all funds listed on Exhibit A
                Filing: Post-Effective Amendment No. 87 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 24, 1998

           (c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing Post-Effective Amendment No. 86 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 30, 1997

           (d)  Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 84 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 30, 1996

           (e) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated July 30, 1998.
                Filing: Post-Effective Amendment No. 88 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: December 22, 1998

           (f) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (g) Amendment dated August 30, 2000 to Schedule 1 of the Foreign Custody Manager Agreement dated July 30, 1998
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (h) Amendment dated September 1, 2000 to Schedule 2 of the Foreign Custody Manager Agreement dated July 30, 1998
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a)  Distribution Plan pursuant to Rule 12b-1 effective August 10,
                2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (b)  Class C Distribution Plan pursuant to
                Rule 12b-1, dated August 10, 2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (c) Class B Distribution Plan pursuant to Rule 12b-1 dated August 10, 2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

           (d)  Multiple Class Plan dated August 10, 2000
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel
                Filing: Post-Effective Amendment No. 87 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 24, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                Filing: Post-Effective Amendment No. 87 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: August 24, 1998

           (b) Amendment dated August 10, 2000 to Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Service Inc.
                Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: October 26, 2000

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated April 18, 2000
                Filing: Post-Effective Amendment No. 90 to
                Registration Statement on Form N-1A
                File No. 2-10103
                Filing Date: June 9, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 31st day of October, 2000.

                                 FRANKLIN GROWTH AND INCOME FUND
                                 (Registrant)

                                 By:/s/ David P. Goss
                                    David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                Principal Executive Officer
------------------
Charles E. Johnson                 and Trustee
                                    Dated: November 1, 2000

MARTIN L. FLANAGAN*                Principal Financial Officer
------------------
Martin L. Flanagan                 Dated: November 1, 2000

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
-----------------------
Kimberley H. Monasterio            Dated: November 1, 2000

FRANK H. ABBOTT, III*              Trustee
--------------------
Frank H. Abbott, III               Dated: November 1, 2000

HARRIS J. ASHTON*                  Trustee
----------------
Harris J. Ashton                   Dated: November 1, 2000

S. JOSEPH FORTUNATO*               Trustee
-------------------
S. Joseph Fortunato                Dated: November 1, 2000

CHARLES B. JOHNSON*                Trustee
------------------
Charles B. Johnson                 Dated: November 1, 2000

RUPERT H. JOHNSON, JR.*            Trustee
---------------------
Rupert H. Johnson, Jr.             Dated: November 1, 2000

FRANK W.T. LAHAYE*                 Trustee
-----------------
Frank W.T. LaHaye                  Dated: November 1, 2000

GORDON S. MACKLIN*                 Trustee
------------------
Gordon S. Macklin                  Dated: November 1, 2000

R. MARTIN WISKEMANN*               Trustee
-------------------
R. Martin Wiskemann                Dated: November 1, 2000

*By   /s/ David P. Goss
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herewith)



                        FRANKLIN GROWTH AND INCOME FUND
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Auditors, PricewaterhouseCoopers LLP